UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Basic S&P 500 Stock Index Fund
Statement of Investments
January 31, 2005 (Unaudited)

Common Stocks--94.1%	Shares	Value($)

Consumer Cyclical--9.1%
Albertson's	43,986 a	1,006,399
AutoNation	31,600 b	601,664
AutoZone	9,500 b	847,875
Bed Bath & Beyond	36,100 b	1,454,469
Best Buy	38,800	2,087,052
Big Lots	13,500 b	152,010
Brunswick	11,450	528,074
CVS	47,868	2,218,682
Circuit City Stores- Circuit City Group	23,486	336,320
Coach	22,700 b	1,273,470
Cooper Tire & Rubber	8,953	193,474
Costco Wholesale	56,200	2,656,574
Dana	17,949	284,850
Darden Restaurants	18,850	557,206
Delphi	67,172	509,835
Delta Air Lines	16,750 a,b	90,283
Dillard's, Cl. A	9,900	259,776
Dollar General	39,246	793,161
Eastman Kodak	34,350 a	1,136,642
Eaton	18,142	1,233,475
Family Dollar Stores	20,100	672,345
Federated Department Stores	20,300	1,153,040
Ford Motor	219,111	2,885,691
Gap	104,950	2,309,949
General Motors	67,650	2,490,196
Genuine Parts	20,900	884,697
Harley-Davidson	35,150	2,112,866
Harrah's Entertainment	13,394	847,036
Hasbro	21,175	415,030
Hilton Hotels	46,250	1,029,063
Home Depot	262,900	10,847,254
International Game Technology	41,300	1,292,690
J.C. Penney	34,250	1,463,160
Johnson Controls	22,856	1,352,161
Jones Apparel Group	14,700	494,361
Kohl's	41,100 b	1,932,111
Kroger	88,500 b	1,513,350
Limited Brands	48,700	1,154,190
Liz Claiborne	13,000	545,220
Lowe's Cos.	92,500	5,271,575
Marriott International, Cl. A	26,750	1,690,065
Mattel	49,750	967,638
May Department Stores	35,000	1,186,500
Maytag	9,500 a	149,245

McDonald's	150,600	4,877,934
NIKE, Cl. B	31,350	2,715,851
Navistar International	8,400 b	326,928
Nordstrom	16,850	813,013
Office Depot	37,350 b	645,782
OfficeMax	11,214	330,925
PACCAR	20,774	1,467,891
RadioShack	18,952	627,690
Reebok International	6,965	310,151
Safeway	53,550 b	1,009,418
Sears, Roebuck & Co.	24,750	1,243,688
Southwest Airlines	93,293	1,350,883
Staples	59,600	1,951,304
Starbucks	47,950 b	2,589,300
Starwood Hotels & Resorts Worldwide	24,750	1,432,778
TJX Cos.	57,650 a	1,443,556
Target	107,150	5,440,006
Tiffany & Co.	17,400	546,882
Toys R Us	25,700 b	551,265
V. F.	13,250	704,238
Visteon	15,496	114,980
Wal-Mart Stores	507,100	26,572,040
Walgreen	122,400	5,215,464
Wendy's International	13,697	537,196
Whirlpool	7,950	542,667
Yum! Brands	35,060	1,625,031
		127,867,585
Consumer Staples--7.6%
Adolph Coors, Cl. B	4,465 a	333,089
Alberto-Culver, Cl. B	10,816	586,768
Altria Group	245,800	15,689,414
Anheuser-Busch Cos.	94,600	4,652,428
Archer-Daniels-Midland	78,335	1,895,707
Avon Products	56,672	2,392,692
Brown-Forman, Cl. B	14,600	704,158
Campbell Soup	49,250	1,444,010
Clorox	18,150	1,078,473
Coca-Cola	289,700	12,019,653
Coca-Cola Enterprises	56,250	1,234,687
Colgate-Palmolive	63,500	3,336,290
ConAgra Foods	61,582	1,816,669
Fortune Brands	17,221	1,446,219
General Mills	43,700	2,315,663
Gillette	118,800	6,025,536
H.J. Heinz	41,850	1,582,348
Hershey Foods	29,500	1,725,455
International Flavors & Fragrances	11,300	477,086
Kellogg	49,450	2,207,448
Kimberly-Clark	58,400	3,825,784
McCormick & Co.	16,400	609,588
Newell Rubbermaid	32,878	707,535
Pactiv	17,750 b	394,228

Pepsi Bottling Group	30,000	820,500
PepsiCo	201,720	10,832,364
Procter & Gamble	303,700	16,165,951
Reynolds American	17,750	1,427,455
SUPERVALU	16,100	508,921
Sara Lee	94,000	2,207,120
Sysco	76,608	2,678,982
UST	19,800	1,003,068
Wm. Wrigley Jr.	26,850	1,889,972
		106,035,261
Energy--7.3%
Amerada Hess	10,950	948,817
Anadarko Petroleum	29,675	1,964,781
Apache	39,026	2,123,794
BJ Services	19,300	927,365
Baker Hughes	40,170	1,739,361
Burlington Resources	46,912	2,050,524
ChevronTexaco	253,620	13,796,928
ConocoPhillips	82,637	7,667,887
Devon Energy	58,200	2,366,994
Dynegy, Cl. A	45,450 b	202,253
EOG Resources	14,250	1,058,063
El Paso	77,036	837,381
Exxon Mobil	772,456	39,858,730
Halliburton	60,000	2,467,800
Kerr-McGee	18,139	1,120,083
KeySpan	19,200	757,824
Kinder Morgan	14,900	1,118,096
Marathon Oil	41,500	1,607,295
Nabors Industries	17,900 b	902,160
Nicor	5,250	193,830
NiSource	32,350	740,815
Noble	16,250 b	866,938
Occidental Petroleum	47,300	2,761,374
Peoples Energy	4,520	193,592
Rowan Cos.	12,860	362,138
Schlumberger	70,500	4,796,820
Sempra Energy	27,942	1,040,001
Sunoco	8,818	771,487
Transocean	38,450 b	1,691,800
Unocal	31,500	1,498,455
Valero Energy	30,700	1,597,321
Williams Cos.	66,600	1,119,546
XTO Energy	31,700	1,138,347
		102,288,600
Health Care--11.7%
Abbott Laboratories	186,450	8,393,979
Aetna	17,677	2,245,862
Allergan	15,750	1,196,212
AmerisourceBergen	12,550	731,414
Amgen	152,066 b	9,464,588
Applera - Applied Biosystems Group	23,500	471,175

Bausch & Lomb	6,414	467,516
Baxter International	73,800	2,491,488
Becton, Dickinson & Co.	30,400	1,722,160
Biogen Idec	39,940 b	2,594,502
Biomet	30,375	1,290,330
Boston Scientific	101,100 b	3,342,366
Bristol-Myers Squibb	233,000	5,461,520
C.R. Bard	12,500	847,500
Cardinal Health	51,750	2,914,560
Caremark Rx	54,400 b	2,127,040
Chiron	22,400 b	735,840
Eli Lilly & Co.	135,550	7,352,232
Express Scripts	9,100 b	675,129
Fisher Scientific International	14,100 b	890,415
Forest Laboratories	44,100 b	1,831,473
Genzyme	29,650 b	1,725,926
Gilead Sciences	51,800 b	1,714,580
Guidant	38,100	2,761,869
HCA	50,450	2,246,034
Health Management Associates, Cl. A	29,150	643,632
Hospira	18,645 b	538,654
Humana	19,050 b	652,843
Johnson & Johnson	355,296	22,987,651
King Pharmaceuticals	28,950 b	304,265
Laboratory Corporation of America Holdings	16,600 b	794,310
Manor Care	10,350	357,593
McKesson	35,204	1,214,186
Medco Health Solutions	32,569 b	1,386,462
MedImmune	29,850 b	706,102
Medtronic	144,800	7,600,552
Merck & Co.	265,550	7,448,678
Millipore	5,950 b	259,004
Mylan Laboratories	32,200	535,486
PerkinElmer	15,382	353,632
Pfizer	901,740	21,786,038
Quest Diagnostics	12,050	1,148,365
Schering-Plough	176,300	3,272,128
St. Jude Medical	42,800 b	1,681,184
Stryker	48,100	2,363,634
Tenet Healthcare	55,950 b	555,584
Thermo Electron	19,100 b	571,854
UnitedHealth Group	78,250	6,956,425
Waters	14,500 b	711,660
Watson Pharmaceuticals	13,150 b	392,265
WellPoint Health Networks	35,350 b	4,295,025
Wyeth	159,750	6,330,893
Zimmer Holdings	29,420 b	2,319,767
		163,863,582
Interest Sensitive--22.8%
ACE	34,000	1,475,600
AFLAC	60,600	2,394,306
Allstate	82,150	4,143,646

Ambac Financial Group	13,000	999,440
American Express	150,300	8,018,505
American International Group	311,896	20,675,585
AmSouth Bancorporation	42,550	1,061,197
Aon	37,850	860,709
Apartment Investment & Management, Cl. A	11,300	405,670
Archstone-Smith Trust	23,800	816,340
BB&T	66,100	2,608,967
Bank of America	483,582	22,423,697
Bank of New York	93,028	2,763,862
Bear Stearns Cos.	12,298	1,242,835
CIGNA	16,100	1,292,025
CIT Group	25,100	1,013,287
Capital One Financial	29,100	2,277,948
Charles Schwab	161,250	1,812,450
Chubb	23,000	1,713,040
Cincinnati Financial	20,145	888,797
Citigroup	621,426	30,480,945
Comerica	20,400	1,180,344
Compass Bancshares	14,900	697,767
Countrywide Financial	69,498	2,571,426
E*TRADE Financial	44,500 b	611,875
Equity Office Properties Trust	48,300	1,351,434
Equity Residential	33,850	1,067,629
Fannie Mae	115,950	7,488,051
Federated Investors, Cl. B	12,850	377,533
Fifth Third Bancorp	70,891	3,294,304
First Horizon National	14,800	630,036
Franklin Resources	29,900	2,029,014
Freddie Mac	82,550	5,389,689
General Electric	1,265,850	45,735,161
Golden West Financial	36,700	2,371,554
Goldman Sachs Group	57,950	6,249,907
H&R Block	19,750	954,122
Hartford Financial Services Group	35,200	2,368,608
Huntington Bancshares	27,676	635,717
J.P. Morgan Chase & Co.	426,548	15,923,037
Janus Capital Group	28,300	419,689
Jefferson-Pilot	16,400	818,360
KeyCorp	48,750	1,629,225
Lehman Brothers Holdings	32,250	2,940,878
Lincoln National	20,950	966,633
Loews	22,200	1,509,600
M&T Bank	13,900	1,422,804
MBIA	16,900	1,009,606
MBNA	152,918	4,064,560
MGIC Investment	11,550	738,045
Marsh & McLennan Cos.	63,100	2,050,750
Marshall & Ilsley	26,750	1,145,168
Mellon Financial	50,700	1,488,045
Merrill Lynch	111,450	6,694,802
MetLife	89,100	3,541,725

Morgan Stanley	131,060	7,334,118
National City	81,100	2,883,105
North Fork Bancorporation	56,425	1,619,398
Northern Trust	26,250	1,145,550
PNC Financial Services Group	33,850	1,823,500
Plum Creek Timber	22,000	785,840
Principal Financial Group	36,750	1,491,315
Progressive	23,900	1,999,235
ProLogis	22,000	839,080
Providian Financial	35,150 b	586,302
Prudential Financial	61,450	3,312,770
Regions Financial	55,686	1,781,952
SLM	51,450	2,582,276
Safeco	15,200	703,760
Simon Property Group	26,450	1,568,485
Sovereign Bancorp	44,800	1,018,752
St. Paul Travelers Cos.	80,127	3,007,968
State Street	39,900	1,787,919
SunTrust Banks	44,400	3,197,688
Synovus Financial	37,100	1,006,523
T. Rowe Price Group	15,350	918,698
Torchmark	12,916	705,214
U.S. Bancorp	223,557	6,717,888
UnumProvident	35,572	610,771
Wachovia	192,090	10,536,137
Washington Mutual	104,585	4,220,005
Wells Fargo	202,580	12,418,154
XL Capital, Cl. A	16,500	1,233,870
Zions Bancorporation	10,650	722,283
		319,294,505
Producer Goods & Services--9.6%
Air Products & Chemicals	27,250	1,605,297
Alcoa	104,238	3,076,063
Allegheny Technologies	11,433	274,392
American Power Conversion	22,950	488,146
American Standard Cos.	25,650	1,027,026
Ashland	8,500	521,730
Avery Dennison	13,192	792,707
Ball	13,500	576,720
Bemis	12,800	371,200
Black & Decker	9,650	795,160
Boeing	100,544	5,087,526
Burlington Northern Santa Fe	45,017	2,168,919
CSX	25,750	1,029,228
Caterpillar	40,850	3,639,735
Centex	14,928	915,236
Cooper Industries, Cl. A	11,000	764,500
Cummins	5,447	423,068
Deere & Co.	29,800	2,069,014
Dover	24,300	930,690
Dow Chemical	112,913	5,611,776
E. I. du Pont de Nemours	118,894	5,654,599

Eastman Chemical	9,326 a	505,003
Ecolab	30,850	1,038,103
Emerson Electric	50,300	3,382,172
Engelhard	14,700	441,735
FedEx	35,992	3,442,635
Fluor	10,039	537,488
Freeport-McMoRan Copper & Gold, Cl. B	21,400	787,734
General Dynamics	23,950	2,472,838
Georgia-Pacific	30,887	991,473
Goodrich	14,300	490,490
Goodyear Tire & Rubber	21,000 a,b	324,240
Great Lakes Chemical	6,103	161,424
Hercules	13,450 b	195,160
Honeywell International	103,000	3,705,940
ITT Industries	11,050	942,455
Illinois Tool Works	35,450	3,083,441
Ingersoll-Rand, Cl. A	20,650	1,535,947
International Paper	58,238	2,280,018
KB HOME	5,550	603,008
L-3 Communications Holdings	13,800	985,458
Leggett & Platt	22,900	652,650
Lockheed Martin	52,950	3,061,040
Louisiana-Pacific	13,200	337,920
Masco	53,618	1,973,142
MeadWestvaco	24,246	700,467
Molex	22,625	649,790
Monsanto	31,588	1,709,858
Newmont Mining	53,124	2,209,427
Norfolk Southern	47,400	1,655,208
Nucor	19,000	1,067,040
PPG Industries	20,621	1,418,312
Pall	14,853	399,991
Parker-Hannifin	14,290	931,136
Phelps Dodge	11,375	1,095,413
Praxair	38,900	1,678,535
Pulte Homes	15,296	1,010,760
Raytheon	54,100	2,023,340
Rockwell Automation	22,100	1,251,965
Rockwell Collins	21,100	905,190
Rohm & Haas	26,955	1,192,489
Sealed Air	10,081 b	517,155
Sherwin-Williams	16,900	730,080
Sigma-Aldrich	8,300 a	521,655
Snap-On	6,850	226,804
Stanley Works	9,877	469,750
3M	93,200	7,862,352
Temple-Inland	6,750	429,300
Textron	16,550	1,191,269
Tyco International	240,782	8,701,861
Union Pacific	31,050	1,850,580
United Parcel Service, Cl. B	134,150	10,018,322
United States Steel	13,650	707,070

United Technologies	61,178		6,159,401
Vulcan Materials	12,250		691,880
W.W. Grainger	10,700		654,947
Weyerhaeuser	28,700		1,790,880
			134,176,473
Services--6.8%
ALLTEL	36,450		2,006,208
Affiliated Computer Services, Cl. A	15,400	b	834,526
Allied Waste Industries	38,100	b	316,611
Apollo Group, Cl. A	22,200	b	1,735,818
Automatic Data Processing	69,750		3,032,730
BellSouth	219,400		5,757,056
Carnival	75,800		4,366,080
Cendant	125,986		2,966,970
Cintas	20,600		896,100
Clear Channel Communications	68,650		2,226,319
Comcast, Cl. A	265,796	b	8,555,973
Computer Sciences	22,650	b	1,166,928
Convergys	16,950	b	242,215
Dow Jones & Co.	9,850		375,482
Electronic Data Systems	61,550		1,318,401
Equifax	16,250		459,875
First Data	99,372		4,048,415
Fiserv	23,450	b	896,962
Gannett	30,550		2,445,222
IMS Health	27,800		649,964
Interpublic Group of Companies	50,700	b	661,635
Knight-Ridder	9,250		602,267
McGraw-Hill Cos.	22,700		2,054,350
Meredith	5,960		286,258
Monster Worldwide	14,250	b	445,883
Moody's	17,700		1,482,906
NEXTEL Communications, Cl. A	133,050	b	3,817,205
New York Times, Cl. A	17,286		672,080
News, Cl. A	312,200		5,307,400
Omnicom Group	22,350		1,897,292
Paychex	45,275		1,380,435
R. R. Donnelley & Sons	26,300		879,735
Robert Half International	20,750		629,555
Ryder System	7,750		353,013
Sabre Holdings	16,226		342,369
SunGard Data Systems	34,550	b	929,050
Time Warner	548,400	b	9,871,200
Tribune	38,041		1,520,879
Unisys	40,200	b	315,570
Univision Communications, Cl. A	38,650	b	1,055,532
Viacom, Cl. B	204,200		7,624,828
Walt Disney	244,700		7,005,761
Waste Management	68,542		1,987,718
			95,420,776
Technology--14.5%
ADC Telecommunications	96,850	b	248,904

Adobe Systems	28,600	1,627,340
Advanced Micro Devices	46,200 b	729,960
Agilent Technologies	58,108 b	1,284,767
Altera	44,500 b	854,400
Analog Devices	45,000	1,615,050
Andrew	19,200 b	250,752
Apple Computer	48,200 b	3,706,580
Applied Materials	203,350 b	3,233,265
Applied Micro Circuits	36,900 b	122,139
Autodesk	27,400	804,738
Avaya	54,868 b	787,355
BMC Software	26,550 b	446,836
Broadcom, Cl. A	39,350 b	1,252,510
CIENA	68,500 b	174,675
Cisco Systems	788,350 b	14,221,834
Citrix Systems	20,250 b	434,362
Computer Associates International	70,200	1,908,738
Compuware	46,350 b	319,815
Comverse Technology	23,650 b	528,578
Corning	167,900 b	1,836,826
Danaher	37,000	2,030,560
Dell	297,500 b	12,423,600
EMC	287,000 b	3,759,700
eBay	79,350 b	6,467,025
Electronic Arts	36,600 b	2,354,844
Freescale Semiconductor, Cl. B	46,713 b	816,076
Gateway	44,700 b	211,431
Hewlett-Packard	361,565	7,083,058
Intel	757,100	16,996,895
International Business Machines	199,300	18,618,606
Intuit	22,450 b	875,550
JDS Uniphase	172,900 b	370,006
Jabil Circuit	24,100 b	568,037
KLA-Tencor	23,400 b	1,082,250
LSI Logic	46,032 b	281,256
Lexmark International	15,500 b	1,291,925
Linear Technology	36,800	1,388,832
Lucent Technologies	529,371 b	1,725,749
Maxim Integrated Products	38,950	1,519,440
Mercury Interactive	10,050 a,b	439,889
Micron Technology	73,350 b	763,574
Microsoft	1,301,650	34,207,362
Motorola	291,506	4,588,304
NCR	22,300 b	762,214
NVIDIA	19,900 b	456,108
National Semiconductor	42,900	726,297
Network Appliance	42,950 b	1,367,528
Northrop Grumman	44,012	2,283,343
Novell	45,000 b	259,650
Novellus Systems	16,750 b	438,013
Oracle	614,050 b	8,455,469
PMC-Sierra	21,350 b	219,478

Parametric Technology	32,150 b	183,255
Pitney Bowes	27,656	1,237,329
Power-One	10,100 b	75,043
QLogic	11,000 b	421,080
QUALCOMM	196,300	7,310,212
Sanmina-SCI	62,450 b	385,941
Scientific-Atlanta	18,300	554,673
Siebel Systems	60,800 b	529,568
Solectron	116,250 b	577,763
Sun Microsystems	402,600 b	1,755,336
Symantec	76,000 b	1,774,600
Symbol Technologies	28,800	527,040
Tektronix	10,768	310,334
Tellabs	55,350 b	394,092
Teradyne	23,250 b	326,198
Texas Instruments	206,900	4,802,149
VERITAS Software	50,630 b	1,302,204
Xerox	114,198 b	1,813,464
Xilinx	41,700	1,217,223
Yahoo!	164,600 b	5,795,566
		202,514,563
Utilities--4.7%
AES	77,700 b	1,091,685
AT&T	95,349	1,829,747
Allegheny Energy	16,500 a,b	319,110
Ameren	23,350	1,170,302
American Electric Power	47,390	1,670,497
CMS Energy	23,350 b	245,876
Calpine	64,000 a,b	213,120
CenterPoint Energy	36,944	415,620
CenturyTel	16,200	528,120
Cinergy	21,750	876,307
Citizens Communications	40,200	542,298
Consolidated Edison	29,000	1,272,230
Constellation Energy Group	21,050	1,052,500
DTE Energy	20,800	911,248
Dominion Resources	39,634	2,749,807
Duke Energy	114,522	3,068,044
Edison International	39,000	1,266,330
Entergy	26,750	1,859,660
Exelon	79,274	3,507,875
FPL Group	22,200	1,701,408
FirstEnergy	39,431	1,567,777
PG&E	48,300 b	1,690,500
PPL	22,650	1,223,100
Pinnacle West Capital	10,900	454,530
Progress Energy	29,624	1,310,862
Public Service Enterprise Group	28,450 a	1,500,738
Qwest Communications International	217,474 a,b	913,391
SBC Communications	396,928	9,431,009
Southern	88,550	2,990,333
Sprint (FON Group)	176,100	4,196,463

TECO Energy	23,900 a	382,639
TXU	28,770	1,990,884
Verizon Communications	331,592	11,801,359
Xcel Energy	47,980 a	872,756
		66,618,125
Total Common Stocks
(cost $985,669,097)		1,318,079,470

	Principal
Short-Term Investments--5.5%	Amount($)	Value($)

Repurchase Agreement--5.1%
Goldman Sachs & Co., Tri-Party Repurchase Agreement,
2.34%, dated 1/31/2005, due 2/1/2005 in the
amount of $71,404,641 (fully collateralized by $ 78,534,303
of U.S. Treasury Strips, 5/15/07, value $71,400,000)	71,400,000	71,400,000
value $71,400,000)
U.S. Treasury Bills--.4%
1.94%, 2/10/2005	2,000,000 c	1,999,200
2.19%, 3/31/2005	1,950,000 c	1,942,766
2.27%, 4/14/2005	2,000,000 c	1,990,680
		5,932,646
Total Short-Term Investments
(cost $77,333,093)		77,332,646

Investment of Cash Collateral for Securities Loaned--.6%	Shares	Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $7,997,109)	7,997,109 d	7,997,109

Total Investments (cost $1,070,999,299)	100.2%	1,403,409,225

Liabilities, Less Cash and Receivables	(.2%)	(2,484,898)

Net Assets	100.0%	1,400,924,327

a. All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is $7,636,241 and the total market value of the collateral held by the fund is $7,997,109.
b. Non-income producing.
c Partially held by the broker in a segregated account as collateral for open financial futures positions.
d. Investment in affiliated money market mutual funds.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form
N-CSR.

Statement of Financial Futures
January 31, 2005

Market Value
Covered by
	Contracts	Contracts ($)

Financial Futures Long
Standard & Poor's 500	274	80,946,450

		Unrealized
		(Deppreciation)
	Expiration	at 1/31/2005 ($)

	March 2005	(1,684,075)

DREYFUS BOND MARKET INDEX FUND

Statement of Investments
January 31, 2005 (Unaudited)

		Principal
Bonds and Notes	98.2%	Amount ($)	Value ($)

Aerospace & Defense	.6%
Boeing:
Debs., 7.25%, 2025		150,000	185,403
Debs., 8.1%, 2006		25,000	26,741
General Dynamics,
Sr. Notes, 2.125%, 2006		500,000	492,280
Northrop Grumman,
Debs., 7.75%, 2016		500,000	617,955
Raytheon,
Notes, 6.75%, 2007		550,000	588,495
United Technologies:
Debs., 8.75%, 2021		50,000	69,708
Notes, 6.1%, 2012		575,000	637,067
			2,617,649

Asset - Backed Ctfs. - Auto Loans	.3%
WFS Financial Owner Trust,
Ser. 2003-4, Cl. A4, 3.15%, 2011		1,000,000	993,572

Asset - Backed Ctfs.- Credit Cards	.9%
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1, 3.45%, 2011		950,000	933,133
Capital One Master Trust:
Ser. 2001-3A, Cl. A, 5.45%, 2009		1,000,000	1,026,433
Ser. 2001-5, Cl. A, 5.3%, 2009		400,000	410,500
Chemical Master Credit Card Trust 1,
Ser. 1996-3, Cl. A, 7.09%, 2009		700,000	734,034
MBNA Master Credit Card Trust,
Ser. 1995-C, Cl. A, 6.45%, 2008		400,000	405,164
			3,509,264

Asset-Backed Ctfs.-Utilities	.4%
CPL Transition Funding,
Ser. 2002-1, Cl. A4, 5.96%, 2015		550,000	597,805
California Infrastructure PG&E-1,
Ser. 1997-1, Cl. A8, 6.48%, 2009		850,000	903,546
Peco Energy Transition Trust,
Ser. 1999-A, Cl. A7, 6.13%, 2009		235,000	250,140
			1,751,491

Automotive	2.0%
DaimlerChrysler:
Debs., 7.45%, 2027		50,000	57,096
Notes, 4.05%, 2008		1,225,000	1,219,903
Ford Motor,
Global Landmark Securities, 7.45%, 2031		150,000 a	150,078
Ford Motor Credit:
Bonds, 7.375%, 2011		1,925,000	2,057,086
Global Landmark Securities, 7.25%, 2011		300,000	319,661
GMAC:
Debs., 6%, 2011		70,000	68,407
Notes, 6.75%, 2006		3,200,000	3,271,450
General Motors:
Debs., 7.7%, 2016		300,000	306,379

Debs., 8.375%, 2033		450,000	a	454,369
Debs., 8.8%, 2021		150,000		158,565
Toyota Motor Credit,
Notes, 4.35%, 2010		150,000		152,054
				8,215,048

Banking	3.8%
BB&T,
Sub. Notes, 4.75%, 2012		325,000		328,830
Bank of America:
Sub. Notes, 6.875%, 2005		10,000		10,013
Sub. Notes, 7.8%, 2010		1,150,000		1,333,478
Sub. Notes, 7.8%, 2016		160,000		196,599
Bank of New York,
Sr. Notes, 5.2%, 2007		450,000		465,663
Bank One:
Notes, 6.875%, 2006		500,000		524,994
Sub. Notes, 5.9%, 2011		500,000		538,314
Bayerische Landesbank New York,
Sub. Notes, Ser. F, 5.875%, 2008		300,000		320,080
Capital One Bank,
Notes, 4.25%, 2008		275,000		275,776
Citigroup:
Debs., 6.625%, 2028		100,000		116,109
Notes, 6%, 2012		750,000		821,961
Sub. Notes, 5%, 2014		1,000,000		1,017,189
Dresdner Bank-New York,
Sub. Debs., 7.25%, 2015		145,000		171,258
FleetBoston Financial,
Sub. Notes, 7.375%, 2009		175,000		199,135
HSBC,
Sub. Notes, 7.5%, 2009		200,000		227,208
J.P. Morgan Chase & Co.:
Sr. Notes, 4%, 2008		1,000,000		1,002,658
Sr. Notes, 5.625%, 2006		500,000		515,909
KFW,
Notes, 3.25%, 2009		1,250,000		1,224,921
Key Bank,
Sub. Debs., 6.95%, 2028		100,000		117,119
MBNA America Bank,
Sub. Notes, 6.75%, 2008		100,000		107,274
NB Capital Trust IV,
Capital Securities, 8.25%, 2027		55,000		62,046
PNC Funding,
Sub. Notes, 5.25%, 2015		450,000		460,196
Regions Financial,
Notes, 4.375%, 2010		400,000		401,520
Royal Bank of Scotland,
Sub. Notes, 6.375%, 2011		410,000		453,191
Sanwa Finance Aruba,
Notes, 8.35%, 2009		150,000		174,388
SouthTrust,
Sub. Notes, 5.8%, 2014		500,000		533,842
State Street Bank & Trust,
Sub. Notes, 5.25%, 2018		200,000		204,300
U.S. Bancorp,
Capital Securities, 8.09%, 2026		100,000		111,067
U.S. Bank,
Sub. Notes, 6.375%, 2011		100,000		111,146
Wachovia Bank,
Sub. Notes, 5%, 2015		250,000		253,782
Washington Mutual Finance,
Sr. Notes, 6.25%, 2006		500,000		517,748
Wells Fargo & Co.:

Notes, 5.25%, 2007		1,600,000	a	1,662,686
Sub. Notes, 6.375%, 2011		420,000		465,309
Wells Fargo Capital I,
Capital Securities, 7.96%, 2026		30,000	a	33,326
Westpac Banking,
Sub. Notes, 4.625%, 2018		500,000		475,573
Zions Bancorp,
Sub. Notes, 6%, 2015		250,000		268,699
				15,703,307

Broadcasting & Media	.5%
COX Communications,
Bonds, 5.5%, 2015		100,000		100,593
Clear Channel Communications,
Notes, 4.25%, 2009		750,000		737,254
Comcast Cable Communications:
Notes, 9.455%, 2022		304,000		428,611
Sr. Notes, 6.75%, 2011		600,000		672,248
Liberty Media,
Sr. Notes, 5.7%, 2013		25,000		24,515
				1,963,221

Building & Construction	.2%
Centex,
Sr. Notes, 5.125%, 2013		250,000		251,721
Pulte Homes,
Sr. Notes, 5.25%, 2014		500,000		499,470
				751,191

Chemicals	.2%
Eastman Chemical,
Notes, 3.25%, 2008		700,000		682,490
Potash-Saskatchewan,
Notes, 7.75%, 2011		200,000		236,515
				919,005

Commercial Mortgage Pass - Through Ctfs.	2.7%
Asset Securitization,
Ser. 1997-D4, Cl. A1D, 7.49%, 2029		284,102		303,239
Bear Stearns Commercial Mortgage Securities,
Ser. 1999-WF2, Cl. A2, 7.08%, 2031		250,000		278,260
CS First Boston Mortgage Securities,
Ser. 1999-C1, Cl. A2, 7.29%, 2041		1,050,000		1,174,351
Chase Commercial Mortgage Securities,
Ser. 2000-2, Cl. A2, 7.631%, 2032		250,000		289,960
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3, 6.269%, 2035		850,000		940,327
GMAC Commercial Mortgage Securities:
Ser. 1998-C1, Cl. A2, 6.7%, 2030		225,000		240,962
Ser. 1998-C2, Cl. A2, 6.42%, 2035		993,000		1,065,287
Heller Financial Commercial Mortgage Assets,
Ser. 1999-PH-1, Cl. A2, 6.847%, 2031		700,000		765,070
J.P. Morgan Chase Commercial Mortgage Securities,
Ser. 2004-CB8, Cl. A4, 4.404%, 2039		1,000,000		980,779
LB Commercial Conduit Mortgage Trust,
Ser. 1999-C2, Cl. A2, 7.325%, 2032		200,000		224,186
LB-UBS Commercial Mortgage Trust:
Ser. 2000-C3, Cl. A2, 7.95%, 2025		1,100,000		1,274,259
Ser. 2004-C6, Cl. A6, 5.02%, 2029		275,000		282,384
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4, 5.236%, 2035		500,000		520,903
Morgan Stanley Capital I:

Ser. 2003-HQ2, Cl. A2, 4.92%, 2035		500,000		511,496
Ser. 2004-T13, Cl. A4, 4.66%, 2045		1,000,000		1,001,549
Salomon Brothers Mortgage Securities VII,
Ser. 2000-C1, Cl. A2, 7.52%, 2009		300,000		339,879
Wachovia Bank Commercial Mortgage Trust,
Ser. 2004-C11, Cl. A5, 5.215%, 2041		800,000		830,284
				11,023,175

Commercial Services	.1%
Cendant,
Sr. Notes, 7.375%, 2013		200,000		232,771

Consumer	.3%
Avon Products,
Sr. Notes, 4.2%, 2018		250,000		232,787
Procter & Gamble,
Notes, 6.875%, 2009		750,000	a	841,344
				1,074,131

Data Processing	.1%
First Data,
Sr. Notes, 5.625%, 2011		250,000		268,523

Drugs & Pharmaceuticals	.3%
Bristol-Myers Squibb,
Notes, 5.75%, 2011		250,000		267,778
GlaxoSmithkline,
Notes, 4.375%, 2014		500,000	a	490,323
Merck & Co.,
Debs., 6.4%, 2028		300,000		336,945
Wyeth,
Bonds, 6.5%, 2034		200,000		221,196
				1,316,242

Entertainment/Media	.4%
News America:
Bonds, 6.2%, 2034		250,000	b	258,780
Debs., 8.25%, 2018		150,000		187,220
Time Warner Cos.,
Notes, 6.95%, 2028		600,000		685,742
Viacom,
Sr. Notes, 5.5%, 2033		250,000		244,885
Walt Disney:
Sr. Debs., 7.55%, 2093		100,000		116,763
Sr. Notes, 7%, 2032		150,000	a	179,681
Sr. Notes, Ser. B, 6.75%, 2006		20,000		20,760
				1,693,831

Financial Services	3.2%
Aetna,
Debs., 7.625%, 2026		50,000		61,776
American General Finance,
Notes, Ser. F, 5.875%, 2006		350,000		361,418
CIT,
Sr. Notes, 5.5%, 2007		1,350,000		1,407,055
Countrywide Capital Industries,
Notes, 8%, 2026		200,000		214,831
Countrywide Home Loan,
Notes, Ser. J, 5.5%, 2006		400,000		411,047
Credit Suisse First Boston USA,
Notes, 5.125%, 2014		550,000		565,209

General Electric Capital:
Debs., 8.3%, 2009		15,000		17,445
Notes, Ser. A, 5%, 2007		2,750,000		2,824,117
Notes, Ser. A, 5.45%, 2013		650,000		690,319
Notes, Ser. A, 6.75%, 2032		200,000		240,634
Goldman Sachs:
Notes, Ser. B, 7.35%, 2009		100,000		113,330
Sr. Notes, 6.6%, 2012		1,000,000		1,118,054
Sub. Notes, Ser. B, 6.345%, 2034		350,000	a	376,179
HSBC Finance:
Notes, 4.75%, 2013		700,000		699,460
Notes, 8%, 2010		630,000		739,262
Lehman Brothers,
Notes, 6.625%, 2012		650,000	a	729,383
Merrill Lynch & Co.:
Notes, 6.875%, 2018		150,000		175,621
Notes, Ser. C, 5.45%, 2014		565,000		591,093
Morgan Stanley,
Notes, 7.25%, 2032		600,000		751,435
Paine Webber,
Sr. Notes, 6.55%, 2008		150,000		162,482
SLM,
Notes, 5.125%, 2012		850,000		883,157
				13,133,307

Food & Beverages	.9%
Archer-Daniels-Midland,
Debs., 7.125%, 2013		300,000		351,607
Bottling Group,
Notes, 4.625%, 2012		350,000		356,869
Coca-Cola Enterprises:
Debs., 6.7%, 2036		250,000		299,260
Debs., 8.5%, 2022		100,000		136,038
Coors Brewing,
Sr. Notes, 6.375%, 2012		130,000		143,511
General Mills,
Notes, 6%, 2012		125,000		136,082
H.J. Heinz,
Debs., 6.375%, 2028		100,000		114,257
Hershey Foods,
Debs., 8.8%, 2021		30,000		41,832
Kellogg,
Notes, Ser. B, 6%, 2006		300,000		308,655
Kraft Foods,
Notes, 4.625%, 2006		450,000		457,404
Kroger,
Sr. Notes, 7.25%, 2009		550,000		614,441
Nabisco,
Debs., 7.55%, 2015		40,000		48,696
Safeway,
Sr. Notes, 5.8%, 2012		210,000	a	222,155
Sara Lee,
Notes, 6.25%, 2011		300,000		333,040
Unilever Capital,
Notes, 5.9%, 2032		250,000		273,439
				3,837,286

Foreign	3.8%
Asian Development Bank,
Sr. Notes, 4.5%, 2012		750,000		766,469
European Investment Bank:
Notes, 4.625%, 2007		500,000		511,191
Notes, 4.625%, 2014		500,000	a	517,763
Hydro-Quebec:

Debs., Ser. HH, 8.5%, 2029		200,000		297,605
Debs., Ser. HK, 9.375%, 2030		20,000		32,114
Inter-American Development Bank,
Bonds, 5.75%, 2008		1,600,000		1,697,285
International Bank for Reconstruction & Development,
Notes, 5%, 2006		2,000,000		2,041,042
KFW International Finance:
Debs., 8%, 2010		35,000		40,930
Notes, 5.25%, 2006		300,000		308,237
Korea Development Bank:
Bonds, 7.25%, 2006		300,000		314,768
Notes, 5.5%, 2012		350,000		368,178
Malaysia,
Notes, 8.75%, 2009		330,000		389,309
PEMEX Project Funding Master Trust,
Notes, 7.375%, 2014		400,000		448,000
Province of British Columbia,
Bonds, 6.5%, 2026		25,000		29,966
Province of Manitoba,
Debs., 8.8%, 2020		10,000		14,074
Province of Ontario:
Notes, 3.625%, 2009		1,200,000		1,184,280
Sr. Unsub. Notes, 5.5%, 2008		500,000		528,401
Province of Quebec,
Debs., 7.5%, 2023		200,000		261,975
Republic of Chile,
Bonds, 5.5%, 2013		350,000		369,635
Republic of Finland,
Bonds, 6.95%, 2026		25,000		31,246
Republic of Italy:
Debs., 6.875%, 2023		70,000		85,852
Notes, 5.375%, 2033		550,000		571,332
Sr. Notes, 2.75%, 2006		500,000		494,453
Republic of Korea,
Notes, 8.875%, 2008		840,000		966,135
Republic of South Africa,
Notes, 6.5%, 2014		170,000		187,425
United Mexican States:
Notes, Ser. A, 6.75%, 2034		450,000		460,125
Notes, Ser. A, 9.875%, 2010		2,025,000	a	2,487,713
				15,405,503

Health Care	.1%
UnitedHealth,
Notes, 5%, 2014		300,000		304,427

Industrial	.5%
John Deere Capital,
Notes, 7%, 2012		600,000		694,245
Praxair,
Notes, 2.75%, 2008		900,000		867,469
Tyco International,
Notes, 6.875%, 2029		235,000		274,413
Waste Management,
Sr. Notes, 7%, 2028		150,000		173,439
				2,009,566

Insurance	.6%
AXA,
Sub. Notes, 8.6%, 2030		165,000		223,598
Anthem,
Bonds, 6.8%, 2012		300,000		341,133
GE Global Insurance,

Notes, 7%, 2026		150,000		167,689
Marsh & McLennan Cos.,
Sr. Notes, 5.875%, 2033		200,000		189,696
MetLife,
Sr. Notes, 6.125%, 2011		260,000	a	284,625
Nationwide Financial Services,
Sr. Notes, 6.25%, 2011		350,000		382,220
Progressive,
Sr. Notes, 6.625%, 2029		100,000		114,678
Prudential Financial,
Notes, Ser. B, 4.75%, 2014		350,000		346,823
Safeco Capital Trust I,
Capital Securities, 8.072%, 2037		300,000		355,814
Torchmark,
Debs., 8.25% 2009		150,000		170,796
				2,577,072

Metals & Mining	.2%
Alcan,
Debs., 7.25%, 2031		350,000		436,325
Alcoa,
Notes, 6%, 2012		150,000		163,773
				600,098

Oil & Gas	1.5%
Anadarko Finance,
Notes, Ser. B, 6.75%, 2011		300,000		338,856
BP Amoco,
Notes, 5.9%, 2009		850,000		913,343
ChevronTexaco Capital,
Notes, 3.5%, 2007		500,000		499,793
ConocoPhillips:
Notes, 5.9%, 2032		500,000		548,292
Notes, 8.75%, 2010		200,000		243,071
Devon Financing,
Notes, 7.875%, 2031		275,000		358,051
Encana,
Bonds, 7.2%, 2031		150,000		183,440
Kerr-McGee,
Notes, 6.875%, 2011		250,000		281,875
Kinder Morgan,
Sr. Notes, 6.5%, 2012		650,000		717,082
Marathon Oil,
Notes, 5.375%, 2007		200,000		207,168
Occidental Petroleum,
Sr. Notes, 5.875%, 2007		1,000,000		1,040,489
Pioneer Natural Resource,
Sr. Notes, 5.875%, 2016		200,000		210,913
Transocean,
Notes, 7.5%, 2031		150,000		190,249
Valero Energy,
Notes, 7.5%, 2032		250,000		311,190
				6,043,812

Paper Products	.3%
International Paper:
Notes, 7.625%, 2007		10,000		10,725
Sr. Notes, 6.75%, 2011		200,000		225,117
MeadWestvaco,
Notes, 6.85%, 2012		600,000		686,039
Weyerhaeuser,
Debs., 7.375%, 2032		200,000		245,112
				1,166,993

Real Estate Investment Trusts	.3%
EOP Operating,
Notes, 4.75%, 2014		300,000		292,599
ERP Operating,
Notes, 5.2%, 2013		600,000		617,102
Simon Property,
Notes, 6.35%, 2012		400,000		439,381
				1,349,082

Retail	.5%
Federated Department Stores,
Debs., 7.45%, 2017		350,000		410,405
Home Depot,
Sr. Notes, 3.75%, 2009		875,000		865,288
May Department Stores,
Notes, 6.7%, 2034		200,000		216,745
NIKE,
Sr. Notes, 5.5%, 2006		400,000		412,234
Target,
Debs., 7%, 2031		125,000		156,934
				2,061,606

State Government	.1%
State of Illinois,
Bonds, 5.1%, 2033		450,000		447,471

Technology	.3%
Hewlett-Packard,
Sr. Notes, 5.5%, 2007		150,000		155,725
IBM:
Debs., 7.5%, 2013		75,000		90,334
Debs., 8.375%, 2019		600,000		797,746
Motorola,
Debs., 7.5%, 2025		150,000		180,078
				1,223,883

Telecommunications	2.2%
AT&T Wireless Services:
Notes, 8.125%, 2012		600,000		725,738
Sr. Notes, 7.875%, 2011		475,000		559,148
BellSouth Telecommunications,
Debs., 6.375%, 2028		550,000		596,474
British Telecom,
Bonds, 8.875%, 2030		150,000	c	205,929
Deutsche Telekom International Finance,
Notes, 8.75%, 2030		300,000	c	407,065
France Telecom:
Notes, 7.95%, 2006		950,000	c	992,489
Notes, 9.25%, 2031		150,000	c	209,163
Koninklijke KPN,
Sr. Unsub. Notes, 8.375%, 2030		250,000		333,136
New Jersey Bell Telephone,
Debs., 8%, 2022		25,000		31,040
Pacific Bell,
Debs., 7.125%, 2026		310,000		359,867
SBC Communications,
Notes, 5.875%, 2012		775,000	a	832,755
Sprint Capital,
Sr. Notes, 7.625%, 2011		1,200,000		1,388,285
360 Communications,
Sr. Notes, 7.6%, 2009		200,000		225,120
Telecom Italia Capital,
Notes, Cl. B, 5.25%, 2013		800,000		816,351

Telefonica Europe,
Notes, 7.75%, 2010		200,000		233,322
Verizon Global Funding,
Sr. Notes, 7.25%, 2010		500,000		571,379
Vodafone,
Sr. Notes, 7.75%, 2010		580,000		669,943
				9,157,204

Transportation	.3%
Burlington Northern Santa Fe,
Debs., 7%, 2025		100,000		118,542
Canadian National Railway,
Notes, 6.9%, 2028		100,000		119,601
Continental Airlines,
Pass-Through Certificates, Ser. 974A, 6.9%, 2018		170,322		167,981
FedEx,
Notes, 9.65%, 2012		225,000		292,934
Norfolk Southern:
Bonds, 7.8%, 2027		250,000		323,776
Debs., 9%, 2021		10,000		13,822
Union Pacific,
Debs., 6.625%, 2029		200,000		228,180
United Parcel Service,
Debs., 8.375%, 2030		10,000		14,366
				1,279,202

U.S. Government	24.7%
U.S. Treasury Bonds:
5.375%, 2/15/2031		2,150,000		2,405,721
5.5%, 8/15/2028		2,350,000		2,627,488
6.25%, 5/15/2030		1,800,000		2,223,972
7.125%, 2/15/2023		1,350,000		1,761,696
7.875%, 2/15/2021		3,830,000		5,271,306
8.75%, 5/15/2020		3,380,000		4,959,068
8.875%, 8/15/2017		3,325,000		4,764,093
11.25%, 2/15/2015		25,000		39,454
12%, 8/15/2013		1,445,000		1,847,563
12.5%, 8/15/2014		40,000		54,612
12.75%, 11/15/2010		75,000		80,669
14%, 11/15/2011		30,000		35,576
U.S. Treasury Notes:
2.25%, 2/15/2007		5,000,000	a	4,900,750
2.5%, 5/31/2006		3,000,000	a	2,978,322
3.5%, 11/15/2006		8,700,000	a	8,743,500
3.625%, 5/15/2013		3,700,000	a	3,604,873
4%, 2/15/2014		4,850,000	a	4,812,490
4.375%, 8/15/2012		4,300,000	a	4,413,550
4.75%, 11/15/2008		6,500,000	a	6,780,540
5%, 8/15/2011		3,300,000	a	3,511,794
5.625%, 5/15/2008		6,000,000	a	6,398,880
5.75%, 8/15/2010		3,500,000		3,846,990
6%, 8/15/2009		5,550,000	a	6,093,678
6.125%, 8/15/2007		9,900,000	a	10,564,389
6.5%, 10/15/2006		2,900,000	a	3,057,673
6.5%, 2/15/2010		1,600,000	a	1,804,560
7%, 7/15/2006		3,500,000	a	3,691,940
				101,275,147

U.S. Government Agencies	9.8%
Federal Home Loan Bank:
Bonds, 3.875%, 1/15/2010		1,500,000		1,493,825
Bonds, Ser. 422, 1.875%, 6/15/2006		3,250,000		3,188,816
Bonds, Ser. 430, 2.875%, 9/15/2006		3,400,000		3,379,066
Bonds, Ser. 432, 4.5%, 9/16/2013		1,500,000		1,521,502

Sr. Notes, Ser. 100, 5.8%, 9/2/2008		850,000		905,613
Federal Home Loan Mortgage Corp:
Notes, 3.5%, 9/15/2007		4,100,000		4,094,891
Notes, 3.625%, 9/15/2008		1,000,000		995,873
Notes, 4.875%, 3/15/2007		3,600,000		3,703,536
Notes, 5.5%, 9/15/2011		2,500,000		2,685,222
Notes, 5.5%, 8/20/2019		500,000		508,299
Notes, 6.25%, 7/15/2032		650,000		776,653
Sub. Notes, 5.875%, 3/21/2011		750,000		810,062
Federal National Mortgage Association:
Bonds, 6.25%, 5/15/2029		1,900,000		2,248,160
Notes, 2.625%, 1/19/2007		3,000,000		2,954,085
Notes, 5.25%, 1/15/2009		5,525,000		5,808,654
Notes, 5.375%, 11/15/2011		1,250,000		1,332,732
Notes, 7.25%, 1/15/2010		1,450,000		1,658,717
Financing Corp:
Bonds, 8.6%, 9/26/2019		40,000		55,715
Bonds, Ser. E, 9.65%, 11/2/2018		510,000		759,492
Tennessee Valley Authority:
Bonds, Ser. C, 6%, 3/15/2013		450,000		503,919
Notes, Ser. C, 4.75%, 8/1/2013		750,000		777,098
				40,161,930

U.S. Government Agencies/Mortgage-Backed	34.7%
Federal Home Loan Mortgage Corp:
4%, 9/1/2008- 9/1/2018		2,462,565		2,420,445
4.5%, 5/1/2010-8/1/2033		8,321,590		8,307,679
5%,		500,000	d	507,656
5%, 11/1/2007-12/1/2034		14,589,271		14,685,584
5.5%,		600,000	d	610,781
5.5%, 9/1/2009-1/1/2035		13,162,267		13,461,013
6%, 12/1/2013-7/1/2034		6,479,185		6,713,825
6.5%,		850,000	d	889,576
6.5%, 3/1/2011-11/1/2033		2,998,273		3,145,969
7%, 9/1/2011-7/1/2034		1,271,569		1,346,580
7.5%, 7/1/2010-10/1/2033		250,066		268,825
8%, 5/1/2026-10/1/2031		278,342		301,351
8.5%, 6/1/2030		8,130		8,857
Federal National Mortgage Association:
4%, 12/1/2018-3/1/2019		1,327,543		1,301,759
4.5%, 4/1/2018-10/1/2033		6,702,715		6,669,440
5%,		1,500,000	d	1,496,715
5%, 4/1/2010-1/1/2035		18,345,370		18,456,166
5.5%,		2,250,000	d	2,295,223
5.5%, 1/1/2017-1/1/2035		21,169,457		21,620,684
6%,		500,000	d	523,280
6%, 6/1/2011-9/1/2034		10,547,163		10,912,846
6.5%, 1/1/2011-1/1/2034		5,190,874		5,446,896
7%, 8/1/2008-11/1/2032		1,988,551		2,105,561
7.5%, 8/1/2015-3/1/2032		565,434		606,582
8%, 5/1/2027-10/1/2030		96,372		104,767
8.5%, 2/1/2025-2/1/2031		27,389		29,955
9%, 10/1/2030		8,119		8,929
Government National Mortgage Association I:
4.5%, 6/15/2019-8/15/2033		1,438,970		1,435,738
5%, 3/15/2018-5/15/2034		3,071,863		3,104,871
5.5%, 2/15/2033-1/15/2035		5,416,619		5,564,852
6%,		1,000,000	d	1,038,750
6%, 4/15/2017-6/15/2034		3,186,767		3,315,711
6.5%, 9/15/2008-11/15/2033		1,731,826		1,824,996
7%, 10/15/2011-8/15/2032		848,960		902,380
7.5%, 12/15/2026-10/15/2032		342,649		368,371
8%, 8/15/2024-3/15/2032		164,473		178,732

8.5%, 10/15/2026		42,258	46,221
9%, 2/15/2022-2/15/2023		47,516	53,424
			142,080,990

Utilities/Gas & Electric	1.4%
Cincinnati Gas & Electric,
Notes, 5.7%, 2012		185,000	197,219
Duke Capital,
Sr. Notes, 8%, 2019		225,000	277,346
Florida Power & Light,
First Mortgage Bonds, 5.625%, 2034		250,000	266,075
Georgia Power,
Sr. Notes, Ser. J, 4.875%, 2007		400,000	410,206
MidAmerican Energy,
Sr. Notes, 5.875%, 2012		350,000	373,186
NiSource Finance,
Bonds, 5.4%, 2014		150,000	154,756
Oncor Electric Delivery,
Sr. Secured Notes, 7%, 2032		250,000	298,431
PPL Electric Utilities,
Secured Bonds, 6.25%, 2009		300,000	324,872
Pacific Gas & Electric,
First Mortgage Bonds, 6.05%, 2034		175,000	188,771
Progress Energy,
Sr. Notes, 7.1%, 2011		500,000	563,088
Public Service Company of Colorado,
First Mortgage Bonds, 7.875%, 2012		350,000	426,079
Sempra Energy,
Sr. Notes, 7.95%, 2010		500,000	575,032
South Carolina Electric & Gas,
First Mortgage Bonds, 6.625%, 2032		200,000	239,646
Southern California Edison,
Notes, 6.65%, 2029		100,000	115,351
Southern Power,
Sr. Notes, Ser. D, 4.875%, 2015		300,000	297,474
Virginia Electric & Power,
Sr. Notes, Ser. A, 5.375%, 2007		1,000,000	1,031,432
			5,738,964

Total Bonds and Notes
(cost $ 395,899,533)			401,885,964

Short-Term Investments	2.3%
Repurchase Agreement;
Goldman Sachs & Co., Tri-Party
Repurchase Agreement, 2.34%, dated 1/31/2005,
due 2/1/2005 in the amount of $ 9,505,618 (fully
collateralized by $ 7,434,000 U.S. Treasury Bonds,
7.5%, due 11/15/2016, value $ 9,695,676)
(cost $ 9,505,000)		9,505,000	9,505,000

Investment of Cash Collateral for
Securities Loaned	22.9%	Shares	Value ($)
Registered Investment Company,
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 93,607,514)		93,607,514 e	93,607,514

Total Investments (cost $ 499,012,047)		123.4%	504,998,478

Liabilities, Less Cash and Receivables	-23.4%	(95,679,890)
Net Assets	100.0%	409,318,588

a	All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is $ 90,520,627 and the total market value of the collateral held by the fund is $ 93,607,514.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid by the Board of Directors. At January 31, 2005, this security amounted to $ 258,780 or .1% of net assets.
c	Variable rate security- interest rate subject to periodic change.
d	Purchased on a forward commitment basis.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Disciplined Stock Fund

Statement of Investments
January 31, 2005 (Unaudited)

Common Stocks--98.6%	Shares	Value($)

Consumer Discretionary--11.8%
Carnival	210,090	12,101,184
Coach	203,650 a	11,424,765
Comcast, Cl. A	317,020 a	10,204,874
Home Depot	84,330	3,479,456
Marriott International, Cl. A	187,120	11,822,242
McDonald's	392,240	12,704,654
Nordstrom	61,930	2,988,123
Omnicom Group	70,480	5,983,047
PETCO Animal Supplies	165,250 a	6,274,543
Staples	372,800	12,205,472
Target	251,890	12,788,455
Time Warner	719,830 a	12,956,940
Viacom, Cl. B	299,280	11,175,115
Walt Disney	614,480	17,592,562
		143,701,432

Consumer Staples--10.9%
Altria Group	116,160	7,414,493
Archer-Daniels-Midland	497,710	12,044,582
Brown-Forman, Cl. B	133,900	6,457,997
Costco Wholesale	61,386	2,901,716
Estee Lauder, Cl. A	189,440	8,551,322
Gillette	275,340	13,965,245
Kellogg	136,460	6,091,574
Kimberly-Clark	122,360	8,015,804
Procter & Gamble	403,900	21,499,597
Reynolds American	155,410	12,498,072
Wal-Mart Stores	378,630	19,840,212
Walgreen	299,520	12,762,547
		132,043,161

Energy--8.3%
Anadarko Petroleum	101,950	6,750,109
ChevronTexaco	221,510	12,050,144
ConocoPhillips	212,040	19,675,192
Devon Energy	240,352	9,775,116
Exxon Mobil	719,220	37,111,752
Transocean	151,280 a	6,656,320
Weatherford International	171,570 a	9,311,104
		101,329,737

Financials--20.0%
American Express	281,090	14,996,151
American International Group	371,060	24,597,567
Bank of America	745,230	34,556,315
CIT Group	282,030	11,385,551
Chubb	204,990	15,267,655
Citigroup	879,860	43,157,133
Franklin Resources	264,530	17,951,006
Freddie Mac	86,030	5,616,899
Goldman Sachs Group	228,560	24,650,196
Lehman Brothers Holdings	123,940	11,302,089
Merrill Lynch	103,160	6,196,821
Radian Group	190,530	9,134,008
Wachovia	443,330	24,316,651
		243,128,042

Health Care--12.9%
Aetna	67,130	8,528,866
Boston Scientific	235,610 a	7,789,267
Charles River Laboratories International	131,600 a	6,235,208
Fisher Scientific International	164,400 a	10,381,860
Genzyme	77,400 a	4,505,454
GlaxoSmithKline, ADR	198,670	8,854,722
Hospira	269,390 a	7,782,677
Johnson & Johnson	328,200	21,234,540
Laboratory Corporation of America Holdings	99,520 a	4,762,032
Medco Health Solutions	70,480 a	3,000,334
Pfizer	537,114	12,976,674
Sanofi-Aventis, ADR	236,220	8,792,108
Triad Hospitals	103,000 a	4,191,070
Waters	157,480 a	7,729,118
WellPoint	109,360 a	13,287,240
Wyeth	417,630	16,550,677
Zimmer Holdings	129,530 a	10,213,441
		156,815,288

Industrials--11.9%
Burlington Northern Santa Fe	143,990	6,937,438
Danaher	162,950	8,942,696
Deere & Co.	118,840	8,251,061
Eaton	142,650	9,698,773
FedEx	71,200	6,810,280
General Dynamics	85,660	8,844,395
General Electric	984,790	35,580,463
Manpower	204,020	9,925,573
Norfolk Southern	190,040	6,636,197
PACCAR	128,070	9,049,426
Textron	99,640	7,172,087
Tyco International	388,110	14,026,295
United Technologies	127,710	12,857,843
		144,732,527

Materials--3.0%
Air Products & Chemicals	140,340	8,267,429
Alcoa	403,290	11,901,088
Dow Chemical	137,310	6,824,307
E. I. du Pont de Nemours	106,810	5,079,884
PPG Industries	54,680	3,760,890
		35,833,598

Technology--14.6%
Alliance Data Systems	132,450 a	5,750,979
Altera	343,150 a	6,588,480
Autodesk	164,160	4,821,379
Cisco Systems	1,594,830 a	28,770,733
Cognizant Technology Solutions, Cl. A	174,370 a	6,608,623
EMC	780,200 a	10,220,620
Intel	853,740	19,166,463
International Business Machines	309,000	28,866,780
Lucent Technologies (warrants)	1,426 a	1,661
Microsoft	1,361,650	35,784,162
Motorola	646,440	10,174,966
QUALCOMM	127,220	4,737,673
Texas Instruments	390,170	9,055,846
VeriSign	255,190 a	6,594,110
		177,142,475

Telecommunication Services--1.9%
SBC Communications	237,550	5,644,188
Verizon Communications	480,580	17,103,842
		22,748,030

Utilities--3.3%
Constellation Energy Group	156,020	7,801,000
Exelon	255,420	11,302,335
PG&E	420,060 a	14,702,100
Sempra Energy	177,040	6,589,429
		40,394,864

Total Common Stocks
(cost $975,305,517)		1,197,869,154

	Principal
Short-Term Investments--1.0%	Amount ($)	Value ($)

U.S.Treasury Bills:
2.05%, 3/3/2005	185,000	184,671
2.02%, 3/10/2005	11,172,000	11,147,533
(cost $11,333,460)		11,332,204

Total Investments (cost $986,638,977)	99.6%	1,209,201,358

Cash and Receivables (Net)	0.4%	5,416,005
Net Assets	100.0%	1,214,617,363

[a] Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Institutional Government Money Market Fund
Statement of Investments
January 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies - 70.5%	Purchase (%)	Amount ($)	Value ($)

Federal Home Loan Banks, Floating Rate Notes
8/26/2005	2.33 a	11,000,000	10,995,170
9/16/2005	2.42 a	20,000,000	19,995,288
Federal Home Loan Banks, Notes
2/15/2005	2.27	10,000,000	9,998,438
Federal Home Loan Mortgage Corp., Discount Notes
2/15/2005	2.09	10,000,000	9,991,915
4/26/2005	2.58	10,000,000	9,940,150
6/15/2005	2.74	10,000,000	9,899,128
7/26/2005	2.84	10,000,000	9,863,646
Federal National Mortgage Association,
Discount Notes
2/23/2005	2.31	10,000,000	9,985,944
3/23/2005	2.46	10,000,000	9,966,111
4/15/2005	2.12	10,000,000	9,957,417
Federal National Mortgage Association, Floating Rate Notes
9/6/2005	2.38 a	10,000,000	9,995,615
Total U.S. Government Agencies
(cost $120,588,822)			120,588,822

Repurchase Agreements - 47.0%

Barclays Capital Inc.
dated 1/31/2005, due 2/1/2005 in the amount
of $10,000,681 (fully collateralized by
$10,217,000 U.S. Treasury Inflation Index Notes
1.625%, due 1/15/2015, value $10,200,890)	2.45	10,000,000	10,000,000
Goldman Sachs & Co.
dated 1/31/2005, due 2/1/2005 in the amount
of $40,393,517 (fully collateralized by
$106,606,000 U.S. Treasury Strip Principal Notes,
due 11/15/2027, and $4,232,000
U.S. Treasury Bonds 7.50%,
due 11/15/2016, value $41,199,481)	2.34	40,390,892	40,390,892
Salomon Smith Barney Inc.
dated 1/31/2005, due 2/1/2005 in the amount
of $30,002,067 (fully collateralized by
$30,775,000 Federal Home Loan Mortgage Corp.,
3.375%, due 4/15/2009, value $30,600,121)	2.48	30,000,000	30,000,000
Total Repurchase Agreements
(cost $80,390,892)			80,390,892

Total Investments (cost $200,979,714)		117.5%	200,979,714
Liabilities, Less Cash and Receivables		(17.5%)	(29,863,414)
Net Assets		100.0%	171,116,300

a Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Institutional Prime Money Market Fund
Statement of Investments
January 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit --5.1%	Amount ($)		Value ($)

Washington Mutual Bank
2.27%, 2/2/2005	10,000,000		10,000,000
Wilmington Trust Co. (Yankee)
2.23%, 2/1/2005	10,000,000		10,000,000
Total Negotiable Bank Certificate of Deposit
(cost $20,000,000)			20,000,000
Commercial Paper -- 30.0%

Alliance & Leicester PLC
2.07%, 2/14/2005	10,000,000	a	9,992,561
Amstel Funding Corp.
2.06%, 2/17/2005	10,000,000	a	9,990,933
Atlantis One Funding Corp.
2.10%, 3/22/2005	10,000,000	a	9,971,689
Citigroup Inc.
2.26%, 2/3/2005	10,000,000		9,998,750
Corporate Asset Funding Corp.
2.52%, 4/6/2005	10,000,000	a	9,955,556
Grampian Funding Ltd.
2.69%, 6/21/2005	10,000,000	a	9,896,556
Greyhawk Funding LLC
2.27%, 2/16/2005	10,000,000	a	9,990,583
KFW International Finance Inc.
2.56%, 5/10/2005	7,500,000	a	7,448,142
Nestle Capital Corp.
2.55%, 5/6/2005	10,000,000	a	9,933,939
PB Finance (Delaware) Inc.
2.55%, 3/18/2005	10,000,000		9,968,250
Total Capital S.A.
2.43%, 4/4/2005	10,000,000	a	9,958,322
Westpac Capital Corp.
2.16%, 3/2/2005	10,000,000		9,982,761
Total Commercial Paper
(cost $117,088,042)			117,088,042
Corporate Notes --23.5%

American Honda Finance Corp.
2.64%, 10/20/2005	10,000,000	a, b	10,006,694
Caterpillar Finance Services Corp.
2.26%, 8/15/2005	10,000,000	b	10,004,660
Credit Suisse First Boston Inc.
2.54%, 12/29/2005	10,000,000	b	10,001,617
General Electric Co.
2.66%, 10/24/2005	10,000,000	b	10,005,606
Johnson Controls Inc.
2.45%, 9/15/2005	10,000,000	b	10,006,484
Lehman Brothers Holdings Inc.
2.47%, 5/16/2005	12,000,000	b	12,000,000
Merrill Lynch & Co. Inc.
2.64%, 4/28/2005	10,000,000	b	10,005,600
Northern Rock PLC
2.61%, 7/13/2005	10,000,000	a, b	10,002,314
SLM Corp.
2.45%, 8/15/2005	10,000,000		10,005,814
Total Corporate Notes
(cost $92,038,789)			92,038,789
Short-Term Bank Notes --6.5%

Abbey National Treasury Services PLC
2.50%, 5/26/2005	10,000,000	b	9,998,975
HSBC USA Inc.
2.27%, 8/18/2005	10,000,000	b	10,007,047
Natexis Banques Populaires
2.46%, 8/16/2005	5,500,000	b	5,498,661
Total Short-Term Bank Notes
(cost $25,504,683)			25,504,683

Time Deposits --16.5%

Branch Banking & Trust Co. (Grand Cayman)
2.46%, 2/1/2005	18,000,000	18,000,000
Key Bank N.A. (Grand Cayman)
2.50%, 2/1/2005	10,000,000	10,000,000
National City Bank (Grand Cayman)
2.49%, 2/1/2005	18,500,000	18,500,000
Sun Trust Bank Inc. (Grand Cayman)
2.50%, 2/1/2005	18,000,000	18,000,000
Total Time Deposits
(cost $64,500,000)		64,500,000
Repurchase Agreements --18.5%

Goldman Sachs & Co.
2.34% dated 1/31/2005, due 2/1/2005 in the
amount of $3,507,406 (fully collateralized
by $3,897,672 U.S. Treasury Strips Notes,
due 8/15/2007, value $3,577,322)	3,507,178	3,507,178
Salomon Smith Barney Inc.
2.48% dated 1/31/2005, due 2/1/2005 in the
amount of $68,804,740 (fully collateralized by
$70,578,000 Federal Home Loan Mortgage Corp.
3.375%, due 4/15/2009, value $70,176,941)	68,800,000	68,800,000
Total Repurchase Agreements
(cost $72,307,178)		72,307,178

Total Investments (cost $391,438,692)	100.1%	391,438,692

Liabilities, Less Cash and Receivables	(0.1%)	(485,131)

Net Assets	100.0%	390,953,561

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Fund's Board. At January 31, 2005, these securities amounted to $107,147,289 representing 27.4 % of net assets.
b Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
Statement of Investments
January 31, 2005 (Unaudited)

Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 48.9%	Purchase (%)	Amount ($)	Value ($)

2/3/2005	1.77	27,500,000	27,497,296
2/10/2005	1.84	10,000,000	9,995,420
2/17/2005	1.89	20,000,000	19,983,278
2/24/2005	1.97	10,000,000	9,987,510
3/3/2005	2.10	10,000,000	9,982,583
3/10/2005	2.20	10,000,000	9,977,543
3/17/2005	2.21	10,000,000	9,973,172
3/24/2005	2.15	10,000,000	9,969,641
4/7/2005	2.24	10,000,000	9,959,917
4/14/2005	2.27	10,000,000	9,954,900
Total U.S. Treasury Bills
(cost $127,281,260)			127,281,260

U.S. Treasury Notes - 14.3%

1.50%, 2/28/2005	1.82	7,500,000	7,498,177
1.625%, 3/31/2005	2.19	10,000,000	9,990,545
1.25%, 5/31/2005	2.58	20,000,000	19,919,669
Total U.S. Treasury Notes
(cost $37,408,391)			37,408,391

Repurchase Agreements - 40.7%

Barclays Capital Inc.
dated 1/31/2005, due 2/1/2005 in the amount
of $35,002,382 (fully collateralized by
$35,757,000 U.S. Treasury Inflation Index Notes
1.625%, due 1/15/2015 value $35,700,617)	2.45	35,000,000	35,000,000
Credit Suisse First Boston Inc.
dated 1/31/2005, due 2/1/2005 in the amount
of $35,002,353 (fully collateralized by
$35,760,000 U.S. Treasury Notes
3%, due 12/31/2006, value $35,702,393)	2.42	35,000,000	35,000,000
Goldman Sachs & Co.
dated 1/31/2005, due 2/1/2005 in the amount
of $35,941,901 (fully collateralized by
$81,492,000 U.S. Treasury Strip Principal Notes
8%, due 11/15/2021, value $36,658,361)	2.34	35,939,565	35,939,565
Total Repurchase Agreements
(cost $105,939,565)			105,939,565

Total Investments (cost $270,629,216)		103.9%	270,629,216
Liabilities, Less Cash and Receivables		(3.9%)	(10,258,448)
Net Assets		100.0%	260,370,768

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Money Markets Reserves
Statement of Investments
January 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 6.3%	Amount ($)	Value ($)

HSBC Bank USA (London)
2.36%, 3/23/2005	10,000,000	10,000,000
Regions Bank (Yankee)
2.25%, 4/5/2005	10,000,000	10,000,000
Washington Mutual Bank
2.27%, 2/2/2005	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $30,000,000)		30,000,000

Commercial Paper - 36.8%

Atlantis One Funding Corp.
2.48%, 4/4/2005	10,000,000 a	9,957,633
Aventis S.A.
2.43%, 3/4/2005	10,000,000 a	9,979,161
Becton Dickinson & Co.
2.25%, 2/3/2005	10,000,000	9,998,750
Charta Corporation
2.37%, 2/17/2005	10,000,000 a	9,989,511
Coca-Cola Enterprises Inc.
2.24%, 2/2/2005	10,000,000 a	9,999,378
Commonwealth Bank of Australia
2.15%, 4/14/2005	10,000,000	9,957,400
Corporate Asset Funding Co. Inc.
2.52%, 4/6/2005	10,000,000 a	9,955,556
Daimler Chrysler Revolving Auto Conduit LLC
2.42%, 2/17/2005	10,000,000 a	9,989,244
Depfa Bank PLC
2.33%, 3/18/2005	10,000,000 a	9,971,125
DuPont (E.I.) de Nemours & Co.
2.31%, 2/9/2005	7,000,000	6,996,407
Edison Asset Securitization
2.26%, 3/8/2005	9,141,000 a	9,121,093
Goldman Sachs Group Inc.
2.36%, 2/3/2005	10,000,000	9,998,689
Greenwich Capital Holdings
2.51%, 4/4/2005	10,000,000	9,957,117
ING US Funding LLC
2.18%, 2/1/2005	10,000,000	10,000,000
Nestle Capital Corp.
2.55%, 5/6/2005	10,000,000 a	9,933,939
Pfizer Inc.
2.35%, 3/4/2005	10,000,000 a	9,979,850
Proctor & Gamble Co.
2.14%, 2/2/2005	8,900,000 a	8,899,473
WestLB Covered Bond Bank PLC
2.05%, 2/14/2005	10,000,000 a	9,992,633
Total Commercial Paper
(cost $174,676,959)		174,676,959

Corporate Notes - 19.0%

Bear Stearns Cos. Inc.
2.36%, 11/28/2005	10,000,000 b	10,007,460
Canadian Imperial Bank Of Commerce
2.52%, 5/31/2005	10,000,000 b	9,999,506
CSFB (USA) Inc.
2.21%, 2/8/2005	10,000,000 b	10,000,575
General Electric Co.
2.66%, 10/24/2005	10,000,000 b	10,005,606
Johnson Controls Inc.
2.45%, 9/15/2005	10,000,000 b	10,006,484
Lehman Brothers Holdings Inc.
2.47%, 5/16/2005	10,000,000 b	10,000,000
Merrill Lynch & Co. Inc.
2.64%, 4/28/2005	10,000,000 b	10,005,600
National City Bank
2.54%, 10/3/2005	10,000,000 b	9,997,656
Skandinaviska Enskilda Banken AB
2.47%, 1/19/2006	10,000,000 a,b	10,000,000
Total Corporate Notes
(cost $90,022,887)		90,022,887

Short-Term Bank Notes - 6.3%

Abbey National Treasury Services
2.50%, 5/26/2005	10,000,000 b	9,998,975
Natexis Banques Populaires
2.50%, 6/22/2005	10,000,000 b	9,998,445
Royal Bank of Scotland PLC
2.46%, 6/20/2005	10,000,000 b	9,998,845
Total Short Term Bank Notes
(cost $29,996,265)		29,996,265

U.S. Government Agencies - 4.2%

Federal National Mortgage Association,
Discount Notes
2.04% - 2.46%, 2/1/2005 - 3/23/2005		19,966,111
(cost $19,966,111)	20,000,000	19,966,111

Repurchase Agreements - 27.5%

Goldman Sachs & Co.
2.34%, dated 1/31/2005, due 2/1/2005 in the amount
of $20,123,548 (fully collateralized by
$14,436,000 U.S. Treasury Bonds
8.125%, due 8/15/2019, value $20,525,728)	20,122,240	20,122,240
Salomon Smith Barney Holdings Inc.
2.48%, dated 1/31/2005, due 2/1/2005 in the amount
of $110,007,578 (fully collateralized by
$112,842,000 Federal Home Loan Mortgage Association
3.375%, due 4/15/2009, value $112,200,775)	110,000,000	110,000,000
Total Repurchase Agreements
(cost $130,122,240)		130,122,240

Total Investments (cost $474,784,462)	100.1%	474,784,462
Cash and Receivables (Net)	0.1%	621,245
Net Assets	100.0%	474,163,217

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Funds Board. At January 31, 2005, these securities amounted to $127,768,596 or 26.9% of net assets.
b	Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Municipal Reserves
Statement of Investments
January 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments-- 98.9%	Amount ($)		Value ($)

Alabama-- 4.0%

Port City Medical Clinic Board
Health Care Facilities Revenue
VRDN (Infirmary Health Systems)
1.82% (Insured; AMBAC and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	6,000,000	a	6,000,000

Alaska--1.5%

Alaska Industrial Development Authority
Health Care Facilities Revenue, VRDN
(Providence Medical Office Building)
1.80% (LOC; KBC Bank)	2,260,000	a	2,260,000

Arizona--2.4%

Phoenix Civic Improvement Corporation
Water Systems Revenue, CP 1.87%, 3/24/2005
(Liquidity Facility; Dexia Credit Locale)	3,600,000		3,600,000

California-- 4.2%

State of California, GO Notes, VRDN
(Kindergarten University):
1.91% Series A-1 (LOC: California State Teachers
Retirement Systems and Citibank)	3,900,000	a	3,900,000
1.91% Series B-1 (LOC: Citibank, State Street Bank
and Trust and National Australia Bank)	2,410,000	a	2,410,000

Colorado-- 4.9%

Castle Rock Metropolitan District Number 7, GO Notes
Refunding 2.30%, 12/1/2005 (LOC; U.S. Bank NA)	2,830,000		2,830,000
Dove Valley Metropolitan District Arapahoe County
GO Notes 1.95%, 11/1/2005 (LOC; BNP Paribas)	2,500,000		2,500,000
Interstate South Metropolitan District, GO Notes
Refunding 1.95%, 11/1/2005 (LOC; BNP Paribas)	1,975,000		1,975,000

Connecticut-- 4.0%

Town of North Haven, GO Notes, BAN
2%, 4/27/2005	6,000,000		6,003,241

District of Columbia--3.0%

District of Columbia, Revenue, CP
(American Red Cross Project) 1.88%, 3/2/2005
(Liquidity Facility; JPMorgan Chase Bank)	4,500,000		4,500,000

Florida-- 3.2%

Florida Housing Finance Agency, MFMR, VRDN
(Town Colony Associates)
1.88% (LOC; Credit Suisse First Boston)	4,800,000	a	4,800,000

Georgia-- 2.4%

De Kalb County Development Authority
Private Schools Revenue, VRDN
(Marist School Inc. Project)
1.85% (LOC; SunTrust Bank)	3,500,000	a	3,500,000

Illinois-- 20.7%

City of Chicago, GO Notes 2.20%, 12/8/2005
(LOC; State Street Bank and Trust)	3,500,000		3,500,000
Chicago School Finance Authority, GO Notes
Refunding 5.20%, 6/1/2005 (Insured; FGIC)	2,780,000		2,814,743
Illinois Development Finance Authority, IDR
VRDN (Heritage Tool and Manufacturing Inc.)
1.96% (LOC; Bank of Montreal)	4,285,000	a	4,285,000
Illinois Educational Facilities Authority, Recreational
Revenue, VRDN (Shedd Aquarium Society)
1.85% (LOC; Bank One)	4,300,000	a	4,300,000
Illinois Health Facilities Authority, Revenue, VRDN:
(Memorial Medical Center)
1.85% (LOC; KBC Bank)	2,400,000	a	2,400,000
(Rush Presbyterian St. Luke's Medical Center)
1.85% (LOC; Northern Trust Co.)	3,800,000	a	3,800,000
(The Carle Foundation)
1.85% (Insured; AMBAC and Liquidity Facility;
Northern Trust Co.)	3,900,000	a	3,900,000
Illinois Student Assistance Commission
Student Loan Revenue, VRDN
1.90% (LOC; Bank One)	3,300,000	a	3,300,000
Jackson-Union Counties Regional Port District
Port Facilities Revenue, Refunding, VRDN
(Enron Transportation Services)
1.82% (LOC; Wachovia Bank)	2,400,000	a	2,400,000

Indiana-- 7.5%

City of Seymour, EDR, VRDN
(Pedcor Investments Project)
1.90% (LOC; FHLB)	3,881,000	a	3,881,000
City of Wabash, EDR, VRDN
(Wabash Alloys Project)
1.90% (LOC; Bank of America)	7,250,000	a	7,250,000

Iowa-- .9%

Iowa Finance Authority, Private College Revenue
VRDN (Drake University Project)
1.90% (LOC; Wells Fargo Bank)	1,300,000	a	1,300,000

Kentucky-- 1.0%

County of Breckinridge, LR, VRDN
(Association County Leasing Trust) 1.83%
(LOC; U.S. Bank NA)	1,300,000	a	1,300,000
County of Ohio, PCR, VRDN
(Big Rivers Electric Corp. Project) 1.85%
(Insured; AMBAC and Liquidity Facility;	200,000	a	200,000
Credit Suisse First Boston)

Louisiana-- 6.1%

South Louisiana Port Commission, Port Revenue, VRDN
(Holnam Inc. Project) 1.92% (LOC; Wachovia Bank)	9,000,000	a	9,000,000

Massachusetts-- .1%

Massachusetts Health and Educational Facilities Authority
College and University Revenue, VRDN
(Simmons College) 1.85% (Insured; AMBAC
and Liquidity Facility; Bank of America)	200,000	a	200,000

Michigan-- 3.3%

Michigan State Strategic Fund, LOR, VRDN
(Henry Ford Museum Village Project) 1.90%
(LOC; Comerica Bank)	4,900,000	a	4,900,000

New Mexico-- 2.2%

City of Santa Fe, Gross Receipts Tax Revenue, VRDN
(Wastewater Systems) 1.89% (LOC; BNP Paribas)	3,200,000	a	3,200,000

New York-- 1.5%

New York City Housing Development Corporation
Mortgage Revenue, VRDN
(East 17th Street Properties) 1.92%
(LOC; Commerce Bank and Rabobank Nederland)	2,195,000	a	2,195,000

Ohio-- .5%

County of Hamilton, Hospital Facilities Revenue, VRDN
(Health Alliance) 1.77% (Insured; MBIA and
Liquidity Facility; Credit Suisse First Boston)	700,000	a	700,000

Pennsylvania-- .6%

Lehigh County Industrial Development Authority, PCR
VRDN (Allegheny Electric Cooperative)
1.90% (LOC; Rabobank Nederland)	920,000	a	920,000

Texas-- 8.9%

City of Austin Combined Utility System Revenue, CP
1.90%, 2/14/2005 (Liquidity Facility; JPMorgan Chase
Bank and LOC: Bayerische Landesbank and
State Street Bank and Trust)	2,642,000		2,642,000
City of Brownsville, Utility Systems Revenue, CP
1.74%, 2/16/2005 (LOC; State Street Bank and Trust)	5,800,000		5,800,000
Grand Prairie Sports Facilities Development Corporation
Sales Tax Revenue, Refunding
1.75%, 9/15/2005 (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2,015,000		2,015,000
North Central Texas Health Facility Development
Corporation, Health Care Facilities Revenue
VRDN (Methodist Hospital of Dallas)
1.94% (Insured; MBIA and Liquidity Facility;
Dexia Credit Locale)	800,000	a	800,000
Southwest Higher Education Authority
College and University Revenue,VRDN
(Southern Methodist University) 1.94%
(LOC; Landesbank Hessen-Thuringen
Girozentrale)	1,900,000	a	1,900,000

Washington-- 11.1%

Washington Housing Finance Commission, VRDN:
MFHR (Anchor Village Apartments Project)
1.89% (Insured; FNMA)		10,750,000	a	10,750,000
MFMR (Wandering Creek Project)
1.89% (Insured; FHLMC and
Liquidity Facility; FHLMC)		5,300,000	a	5,300,000
Nonprofit Housing Revenue (YMCA of Greater Seattle)
1.92% (LOC; U.S. Bank N.A)		350,000	a	350,000
Washington Public Power Supply System Project Number 2
Electric Revenue, Refunding, VRDN 1.82%
(Insured; MBIA and Liquidity Facility;
Credit Suisse First Boston)		100,000	a	100,000

Wisconsin-- 4.9%

Wisconsin Health and Educational Facilities Authority
Health Care Facilities Revenue, VRDN
(Wheaton Franciscan Services) 1.84%
(LOC; U.S. Bank N.A.)		2,000,000	a	2,000,000
University of Wisconsin Hospitals and Clinics Authority
Health Care Facilities Revenue, VRDN 1.85%
(Insured; MBIA and Liquidity Facility; U.S. Bank NA)		5,300,000	a	5,300,000

Total Investments (cost $146,980,984)		98.9%		146,980,984

Cash and Receivables (Net)		1.1%		1,616,254

Net Assets		100.0%		148,597,238

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation		IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes		LOC	Letter of Credit
CP	Commercial Paper		LOR	Limited Obligation Revenue
EDR	Economic Development Revenue		LR	Lease Revenue
FGIC	Financial Guaranty Insurance Company		MBIA	Municipal Bond Investors Assurance
FHLB	Federal Home Loan Bank			Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation		MFHR	Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association		MFMR	Multi-Family Mortgage Revenue
FSA	Financial Security Assurance		PCR	Pollution Control Revenue
GO	General Obligation		VRDN	Variable Rate Demand Notes

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	90.4
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A c	5.5
Not Rated c		Not Rated c		Not Rated c	4.1

					100%

Notes to Statement of Investments

* Based on total investments.
a Securities payable on demand. Variable interest rate - subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Balanced Fund
Statement of Investments (Unaudited)
January 31, 2005

Common Stock-64.7%	Shares		Value($)

Consumer Discretionary-6.6%
Carnival	24,400		1,405,440
Comcast, Cl. A	29,537	a	950,796
Disney (Walt)	45,200		1,294,076
Federated Department Stores	15,500		880,400
Hilton Hotels	84,000		1,869,000
International Game Technology	16,300		510,190
Lamar Advertising	20,200	a	868,196
PetSmart	18,300		553,209
Staples	41,000		1,342,340
Target	21,900		1,111,863
Time Warner	65,100	a	1,171,800
Univision Communications, Cl. A	21,300	a	581,703
Viacom, Cl. B	36,800		1,374,112
			13,913,125

Consumer Staples-5.0%
Altria Group	36,800		2,348,944
General Mills	9,200		487,508
PepsiCo	53,500		2,872,950
Procter & Gamble	34,600		1,841,758
Wal-Mart Stores	56,700		2,971,080
			10,522,240

Energy-5.8%
Anadarko Petroleum	20,800		1,377,168
BP, ADR	13,000		775,060
ChevronTexaco	54,200		2,948,480
ConocoPhillips	8,200		760,878
Exxon Mobil	122,200		6,305,520
			12,167,106

Financial-13.0%
American International Group	39,400		2,611,826
Axis Capital Holdings	17,000		465,120
Bank of America	95,000		4,405,150
Bank of New York	38,300		1,137,893
Capital One Financial	11,700		915,876
Citigroup	86,300		4,233,015
Countrywide Financial	59,698		2,208,826
Federal National Mortgage Association	26,700		1,724,286
Fidelity National Financial	20,400		893,928
Fifth Third Bancorp	14,400		669,168
Goldman Sachs Group	15,500		1,671,675
J.P. Morgan Chase & Co.	50,280		1,876,952
Merrill Lynch	27,800		1,669,946
Morgan Stanley	28,900		1,617,244

Willis Group Holdings	35,700		1,380,876
			27,481,781

Health Care-9.7%
Bard (C.R.)	8,000		542,400
Bristol-Myers Squibb	49,800		1,167,312
Fisher Scientific International	24,200	a	1,528,230
Genzyme	19,500	a	1,135,095
Gilead Sciences	20,500	a	678,550
Hospira	26,730	a	772,230
Johnson & Johnson	41,100		2,659,170
Lilly (Eli) & Co.	15,300		829,872
Medtronic	15,500		813,595
Novartis, ADR	68,900		3,298,932
PacifiCare Health Systems	18,300	a	1,125,999
Pfizer	21,500		519,440
Schering-Plough	141,000		2,616,960
St. Jude Medical	35,200	a	1,382,656
Thermo Electron	46,300	a	1,386,222
			20,456,663

Industrial-7.8%
AMR	39,800	a	342,280
Caterpillar	16,600		1,479,060
Danaher	16,600		911,008
Eaton	30,700		2,087,293
Emerson Electric	30,200		2,030,648
General Electric	153,900		5,560,407
3M	11,500		970,140
Tyco International	28,100		1,015,534
United Parcel Service, Cl. B	16,900		1,262,092
United Technologies	8,100		815,508
			16,473,970

Information Technology-11.3%
Accenture	29,300	a	763,265
Altera	19,400	a	372,480
Amdocs	31,000	a	922,250
Cisco Systems	86,200	a	1,555,048
Computer Sciences	9,500	a	489,440
Dell	57,800	a	2,413,728
EMC	77,700	a	1,017,870
First Data	16,500		672,210
Intel	82,000		1,840,900
International Business Machines	36,900		3,447,198
Microsoft	135,900		3,571,452
Motorola	111,300		1,751,862
National Semiconductor	41,300		699,209
Oracle	128,400	a	1,768,068
QUALCOMM	21,600		804,384
Texas Instruments	23,200		538,472
VeriSign	42,400	a	1,095,616

			23,723,452

Materials-1.8%
Air Products & Chemicals	19,800		1,166,418
du Pont (EI) de Nemours	46,800		2,225,808
Sigma-Aldrich	7,300		458,805
			3,851,031

Telecommunication Services-1.6%
SBC Communications	79,700		1,893,672
Verizon Communications	43,000		1,530,370
			3,424,042

Utilities-2.1%
Consolidated Edison	16,600		728,242
Dominion Resources	11,300		783,994
Exelon	18,600		823,050
FPL Group	9,800		751,072
KeySpan	12,300		485,481
Southern	24,500		827,365
			4,399,204
Total Common Stocks
(cost $111,861,721)			136,412,614

	Principal
Bonds & Notes-27.6%	Amount($)		Value($)

Airlines-.0%
Continental Airlines,
Pass-Through Ctfs., Ser. 1998-1, Cl. A, 6.648%, 9/15/2017	63,437		61,098

Asset - Backed Certificates-1.2%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 7/15/2014	1,228,300		1,369,545
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 8/25/2035	1,081,000		1,080,822
			2,450,367

Auto Manufactering-.1%
General Motors,
Sr. Debs, 8.375%, 7/15/2033	269,000	b	271,612

Commercial Mortgage Pass - Through Certificates-.8%
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 5/17/2040	272,009		275,622
Salomon Brothers Mortgage Securities VII,
Ser. 2002-KEY2, Cl. A1, 3.222%, 3/18/2036	1,338,877		1,331,390
			1,607,012

Computers-.1%
International Business Machines,

Sr. Notes, 4.75%, 11/29/2012	210,000		215,456

Diversified Financial Services-1.0%
Ford Motor Credit,
Notes, 2.07%, 3/13/2007	159,000	c	156,086
Notes, 2.79%, 9/28/2007	405,000	c	400,931
General Motors Acceptance Corporation,
Notes, 6.75%, 12/1/2014	458,000	b	449,833
Goldman Sachs,
Notes, 3.875%, 1/15/2009	640,000		637,683
Morgan Stanley,
Sub. Notes, 4.75%, 4/01/2014	575,000		567,071
			2,211,604

Electric-.3%
Public Service Company of Colorado,
First Collateral Trust Bonds, Ser. 12, 4.875%, 3/1/2013	541,000		553,526

Food & Beverages-.3%
Miller Brewing,
Notes, 4.25%, 8/15/2008	400,000	d	402,454
Pepsi Bottling,
Sr. Notes, Ser. B, 7%, 3/1/2029	235,000		292,887
			695,341

Forest Products And Paper-.1%
International Paper,
Notes, 5.85%, 10/30/2012	150,000		162,045

Residential Mortgage Pass- Through Certificates-1.8%
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 10/25/2034	2,069,157		2,138,729
Residential Asset Mortgage Products
Ser. 2003-RS8, Cl. A4, 4.223%, 9/25/2028	1,600,000		1,609,257
			3,747,986

Restaurants-.4%
Tricon Global,
Sr. Notes, 8.875%, 4/15/2011	660,000		812,182

Telecommunications-.8%
Knight-Ridder,
Notes, 4.625%, 11/1/2014	669,000		662,238
Sprint Capital,
Gtd. Sr. Notes, 6.125%, 11/15/2008	476,000		507,863
Verizon Florida,
Debs., 6.125%, 1/15/2013	411,000	b	438,820
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	115,000		118,633

			1,727,554

U.S. Government-5.8%
U.S. Treasury Bonds:
5.375%, 2/15/2031	2,977,000		3,331,084
U.S. Treasury Notes:
1.625%, 2/28/2006	176,000		173,505
1.5%, 3/31/2006	84,000		82,579
3.5%, 12/15/2009	862,000		855,031
U.S Treasury Inflation Protection Securities:
4.15%, 4/15/2028	4,675,144		6,153,762
3.5625%, 4/15/2032	1,195,480		1,585,909
			12,181,870

U.S. Government Agencies/Mortgage-Backed-14.9%
Federal Home Loan Mortgage Corp.:
Mortgage Backed:
5.5%, 7/1/2034-9/1/2034	114,669		127,003
REMIC, Gtd. Multiclass Mortgage Participation Certificates.:
Ser. 2612, Cl. LJ, 4%, 7/15/2022	303,281		303,689
Ser. 2693, Cl. MH, 4%, 9/15/2027	2,000,000		1,963,499
Federal National Mortgage Association:
Mortgage Backed:
5.5%, 8/1/2034- 9/1/2034	3,893,370		3,970,293
6%, 8/1/2032-09/1/2034	1,792,822		1,852,353
Government National Mortgage Association I:
Mortgage Backed:
5.5%, 4/15/2033-9/15/2034	5,314,293		5,463,183
6%, 5/15/2028-12/15/2033	17,102,880		17,785,359
			31,465,379

Total Bonds and Notes
(cost $57,741,155)			58,163,032

Other Investments-5.8%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $12,273,000)	12,273,000	e	12,273,000

Investment Of Cash Collateral
for Securities Loaned-.5%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Money Market Fund
(cost $1,187,640)	1,187,640	e	1,187,640

Total Investments(cost $183,063,516)	98.6%		208,036,286

Cash and Receivables (Net)	1.4%		2,894,433

Net Assets	100.0%		210,930,719

a Non-income producing.
b All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is
$1,160,264 and the total market value of the collateral held by fund is $1,187,640.
c Variable rate security- interest rate subject to periodic change.
d Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the
Board of Trustees. At January 31, 2005 these securities amounted to $402,454 or .19% of the net assets.
e Investments in affiliated money market mutual funds.
f Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Large Company Stock Fund

STATEMENT OF INVESTMENTS
January 31, 2005 (Unaudited)

Common Stock-99.4%	Shares		Value($)

Consumer Discretionary-11.9%
Carnival	17,280		995,328
Coach	16,760	[a]	940,236
Comcast, Cl. A	26,090	[a]	839,837
Home Depot	7,000		288,820
Marriott International, Cl. A	15,390		972,340
McDonald's	32,280		1,045,549
Nordstrom	5,100		246,075
Omnicom Group	5,800		492,362
PETCO Animal Supplies	13,600	[a]	516,392
Staples	30,680		1,004,463
Target	20,730		1,052,462
Time Warner	59,240	[a]	1,066,320
Viacom, Cl. B	24,630		919,684
Walt Disney	50,570		1,447,819
			11,827,687

Consumer Staples-11.0%
Altria Group	9,560		610,215
Archer-Daniels-Midland	40,960		991,232
Brown-Forman, Cl. B	11,020		531,495
Costco Wholesale	5,000		236,350
Estee Lauder, Cl. A	15,590		703,733
Gillette	22,660		1,149,315
Kellogg	11,230		501,307
Kimberly-Clark	10,070		659,686
Procter & Gamble	33,240		1,769,365
Reynolds American	12,790		1,028,572
Wal-Mart Stores	31,160		1,632,784
Walgreen	24,650		1,050,337
			10,864,391

Energy Related-8.4%
Anadarko Petroleum	8,390		555,502
ChevronTexaco	18,230		991,712
ConocoPhillips	17,450		1,619,186
Devon Energy	19,780		804,453
Exxon Mobil	59,190		3,054,204
Transocean	12,450	[a]	547,800
Weatherford International	14,120	[a]	766,292
			8,339,149

FInancials-20.2%
American Express	22,950		1,224,383
American International Group	30,537		2,024,298
Bank of America	61,330		2,843,872
CIT Group	23,210		936,988
Chubb	16,870		1,256,478
Citigroup	72,410		3,551,711
Franklin Resources	21,770		1,477,312
Freddie Mac	7,080		462,253
Goldman Sachs Group	18,810		2,028,659
Lehman Brothers Holdings	10,200		930,138
Merrill Lynch	8,490		509,994
Radian Group	15,680		751,699
Wachovia	36,290		1,990,507
			19,988,292

Health Care-13.0%
Aetna	5,600		711,480
Boston Scientific	19,390	[a]	641,033
Charles River Laboratories International	10,830	[a]	513,125
Fisher Scientific International	13,530	[a]	854,420
Genzyme	6,370	[a]	370,798
GlaxoSmithKline, ADR	16,350	[b]	728,720
Hospira	22,170	[a]	640,491
Johnson & Johnson	27,010		1,747,547
Laboratory Corporation of America Holdings	8,190	[a]	391,892
Medco Health Solutions	5,800	[a]	246,906
Pfizer	44,203		1,067,944
Sanofi-Aventis, ADR	19,440		723,557
Triad Hospitals	8,500	[a]	345,865
Waters	12,960	[a]	636,077
WellPoint	9,000	[a]	1,093,500
Wyeth	34,370		1,362,083
Zimmer Holdings	10,660	[a]	840,541
			12,915,979

Industrials-12.0%
Burlington Northern Santa Fe	11,850		570,933
Danaher	13,410		735,941
Deere & Co.	9,780		679,025
Eaton	11,740		798,203
FedEx	5,860		560,509
General Dynamics	7,050		727,913
General Electric	80,600		2,912,078
Manpower	16,790		816,834
Norfolk Southern	15,640		546,149
PACCAR	10,540		744,756
Textron	8,200		590,236
Tyco International	31,940		1,154,312
United Technologies	10,510		1,058,147
			11,895,036

Materials-3.0%
Air Products & Chemicals	11,550		680,411
Alcoa	33,190		979,437
Dow Chemical	11,300		561,610
E. I. du Pont de Nemours	8,790		418,052
PPG Industries	4,500		309,510
			2,949,020

Technology-14.7%
Alliance Data Systems	10,900	[a]	473,278
Altera	28,240	[a]	542,208
Autodesk	13,510		396,789
Cisco Systems	131,250	[a]	2,367,750
Cognizant Technology Solutions, Cl. A	14,350	[a]	543,865
EMC	63,860	[a]	836,566
Intel	70,260		1,577,337
International Business Machines	25,430		2,375,671
Lucent Technologies (warrants)	1,196	[a]	1,393
Microsoft	112,060		2,944,937
Motorola	53,200		837,368
QUALCOMM	10,470		389,903
Texas Instruments	32,110		745,273
VeriSign	20,890	[a]	539,798
			14,572,136

Telecommunication Services-1.9%
SBC Communications	19,550		464,508
Verizon Communications	39,550		1,407,585
			1,872,093

Utilities-3.3%
Constellation Energy Group	12,840		642,000
Exelon	21,020		930,135
PG&E	34,570	[a]	1,209,950
Sempra Energy	14,570		542,295
			3,324,380

Total Common Stock
(cost $83,116,103)			98,548,163

	Principal
Short-Term Investments-.9%	Amount($)		Value($)
U.S. Treasury Bills;
2.02%, 3/10/2005	850,000		848,139
(cost $848,233)

Investment of Cash Collateral
for Securities Loaned-.3%	Shares		Value($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $285,200)	285,200	[c]	285,200

Total Investments (cost $84,249,536)	100.6%		99,681,502

Liabilities, Less Cash and Receivables	(.6%)		(556,533)

Net Assets	100%		99,124,969

a	Non-income producing.
b	A portion of this security is on loan. At January 31, 2005, the total market value of the portfolio's security on loan is $276,334 and the total market value of the collateral held by the portfolio is $285,200.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previosly filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

DREYFUS PREMIER LIMITED TERM INCOME FUND

Statement of Investments
January 31, 2005 (Unaudited)

		Principal
Bonds and Notes	103.8%	Amount ($)		Value ($)

Aerospace & Defense	.4%
Raytheon,
Sr. Notes, 5.375%, 2013		230,000		241,066

Asset-Backed Ctfs./Auto Loans	5.1%
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C, 4.19%, 2009		100,000		100,355
Honda Auto Receivables Owner Trust,
Ser. 2003-2, Cl. A3, 1.69%, 2007		97,859		97,227
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. B, 3.46%, 2011		80,000		79,270
National City Auto Receivables Trust,
Ser. 2004-A, Cl. A3, 2.11%, 2008		140,000		138,175
Nissan Auto Receivables Owner Trust:
Ser. 2003-C, Cl. A4, 2.7%, 2007		350,000		346,910
Ser. 2004-A, Cl. A3, 2.01%, 2007		170,000		167,595
Ser. 2004-C, Cl. A3, 2.85%, 2007		60,000		59,489
USAA Auto Owner Trust:
Ser. 2004-1, Cl. A3, 2.06%, 2008		700,000		690,496
Ser. 2004-2, Cl. A4, 3.58%, 2011		255,000		254,461
Ser. 2004-3, Cl. A1, 2.3365%, 2005		252,436		252,158
Volkswagen Auto Loan Enhanced Trust,
Ser. 2003-1, Cl. A3, 1.49%, 2007		200,000		198,236
WFS Financial Owner Trust:
Ser. 2004-3, Cl. B, 3.51%, 2012		160,000		159,152
Ser. 2004-4, Cl. C, 3.21%, 2012		235,000		232,063
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A4, 2.58%, 2010		180,000		177,215
				2,952,802

Asset-Backed Ctfs./Credit Cards	.8%
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1, 3.45%, 2011		240,000		235,739
Capital One Multi-Asset Execution Trust,
Ser. 2004-C1, Cl. C1, 3.4%, 2009		250,000		247,780
				483,519

Asset-Backed Ctfs./Home Equity	7.4%
Ameriquest Mortgage Securities:
Ser. 2003-8, Cl. AF3, 4.37%, 2033		65,000		65,231
Ser. 2005-R1, Cl. A3A, 2.71%, 2035		405,000	a	405,000
CS First Boston Mortgage Securities,
Ser. 2005-FIX1, Cl. A5, 4.9%, 2035		290,000		289,820
Centex Home Equity,
Ser. 2004-A, Cl. AF2, 2.67%, 2021		200,000		199,385
Chec Loan Trust,
Ser. 2004-2, Cl. A1, 2.7%, 2025		155,855	a	155,855
Countrywide Asset-Backed Certificates:
Ser. 2004-12, Cl. AF6, 4.634%, 2035		125,000		124,883
Ser. 2004-14, Cl. A1, 2.67%, 2036		269,029	a	269,071
Merrill Lynch Mortgage Investors:
Ser. 2005-NC1, Cl. A2A, 2.69%, 2035		460,000	a	460,000
Ser. 2005-WMC1, Cl. A2A, 2.65%, 2035		580,000	a	580,000
Residential Asset Mortgage Products:
Ser. 2004-RS8, Cl. AI2, 3.81%, 2026		120,000		120,094
Ser. 2004-RS9, Cl. AI2, 3.675%, 2026		90,000		89,039
Ser. 2004-RS12, Cl. AII1, 2.66%, 2027		274,755	a	274,733
Residential Asset Securities:
Ser. 2002-KS4, Cl. AIIB, 2.78%, 2032		598,397	a	599,482

Ser. 2004-KS10, Cl. AI1, 2.7%, 2013		165,749 a	165,749
Specialty Underwriting & Residential Finance,
Ser. 2004-BC4, Cl. A2A, 2.68%, 2035		440,000	440,120
			4,238,462

Asset-Backed Ctfs./Utilities	.0%
Detroit Edison Securitization Funding,
Ser. 2001-1, Cl. A2, 5.51%, 2007		27,815	27,883

Automotive	1.3%
DaimlerChrysler,
Notes, 7.3%, 2012		110,000	125,395
ERAC USA Finance,
Notes, 6.7%, 2034		160,000 b	179,883
Ford Motor,
Global Landmark Securities, 7.45%, 2031		55,000 c	55,028
Ford Motor Credit,
Global Landmark Securities, 7.25%, 2011		230,000	245,073
GMAC,
Bonds, 8%, 2031		100,000	101,479
General Motors,
Debs., 8.375%, 2033		55,000 c	55,534
			762,392

Banking	5.7%
Bank of America,
Sub. Notes, 4.75%, 2013		220,000 c	222,491
Citigroup
Sub. Notes, 5%, 2014		295,000	300,071
Glencore Funding,
Notes, 6%, 2014		180,000 b	175,163
J.P. Morgan Chase & Co.,
Sub. Notes, 5.125%, 2014		220,000	224,538
Jefferies,
Sr. Notes, 7.75%, 2012		250,000	288,728
MBNA America Bank,
Sub. Notes, 6.625%, 2012		300,000	332,558
Northern Rock,
Notes, 5.6%, 2049		350,000 b	364,364
Rabobank Capital Funding Trust III,
Non-Cumulative Preferred Security,
5.254%, 2049		290,000 a,b	291,132
Royal Bank of Scotland,
Sub. Notes, 6.4%, 2009		150,000	162,518
SouthTrust,
Sub. Notes, 5.8%, 2014		100,000	106,768
Wachovia,
Sub. Notes, 5.25%, 2014		75,000	77,636
Washington Mutual,
Sub. Notes, 4.625%, 2014		315,000	306,496
Wells Fargo & Co.,
Notes, 5.375%, 2035		165,000	164,805
Westpac Capital Trust IV,
Notes, 5.256%, 2049		170,000 a,b	170,572
Zions Bancorp,
Sub. Notes, 6%, 2015		100,000	107,480
			3,295,320

Broadcasting & Media	.8%
Clear Channel Communications,
Notes, 4.5%, 2010		200,000 c	196,594
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011		250,000	280,103
			476,697

Commercial Mortgage Pass-Through Ctfs.	7.2%
Bear Stearns Commercial Mortgage Securities:
Ser. 1999-WF2, Cl. A1, 6.8%, 2031		106,912	111,243

Ser. 2003-T12, Cl. A4, 4.68%, 2039		200,000		201,208
Ser. 2004-PWR5, Cl. A3, 4.565%, 2042		110,000		110,960
CS First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034		200,000		221,422
Capco America Securitization,
Ser. 1998-D7, Cl. A1B, 6.26%, 2030		700,000		751,732
DLJ Commercial Mortgage:
Ser. 1998-CF2, Cl. A1B, 6.24%, 2031		270,000		289,757
Ser. 1999-CG1, Cl. A1B, 6.46%, 2032		370,000		399,929
First Union-Lehman Brothers-Bank of America,
Ser. 1998-C2, Cl. A2, 6.56%, 2035		300,000		321,224
J.P. Morgan Commercial Mortgage Finance,
Ser. 2000-C10, Cl. A2, 7.371%, 2032		290,000		328,361
LB Commercial Conduit Mortgage Trust,
Ser. 1999-C1, Cl. B, 6.93%, 2031		150,000		166,036
Mach One Trust,
Ser. 2004-1A, Cl. A1, 3.89%, 2040		210,736	b	209,035
Morgan Stanley Capital I,
Ser. 1998-WF1, Cl. A2, 6.55%, 2030		536,486		570,002
Opteum Mortgage Acceptance,
Ser. 2005-1, Cl. A2, 2.69%, 2035		435,000	a	435,000
				4,115,909

Commercial Services	.3%
Aramark Services,
Sr. Notes, 6.375%, 2008		135,000		143,733

Drugs & Pharmaceuticals	.2%
Wyeth,
Notes, 5.5%, 2014		125,000		130,449

Entertainment/Media	.5%
Carnival,
Sr. Notes, 3.75%, 2007		100,000		99,587
News America,
Debs., 8.875%, 2023		150,000		199,746
				299,333

Financial Services	4.4%
Amvescap,
Notes, 5.375%, 2014		150,000	b	150,877
Boeing Capital,
Sr. Notes, 5.75%, 2007		175,000		181,879
Countrywide Home Loan,
Notes, 4.125%, 2009		175,000		173,894
Deluxe,
Notes, Ser. B, 3.5%, 2007		85,000		83,636
General Electric Capital,
Notes, Ser. A, 6.125%, 2011		325,000		356,055
Goldman Sachs,
Sr. Notes, 6.125%, 2033		325,000		349,203
HSBC Finance,
Notes, 6.75%, 2011		265,000		297,781
International Lease Finance,
Notes, 4.75%, 2012		145,000		145,794
Lehman Brothers,
Notes, Ser. F, 7.5%, 2006		200,000		212,311
Merrill Lynch & Co.,
Notes, Ser. C, 5%, 2015		140,000		140,705
Morgan Stanley,
Sub. Notes, 4.75%, 2014		250,000	c	246,552
Pearson Dollar Finance,
Notes, 4.7%, 2009		200,000	b	203,347
				2,542,034

Food & Beverages	1.1%
H.J. Heinz,

Bonds, 6.189%, 2005		290,000 a,b	296,218
Kroger,
Sr. Notes, 6.2%, 2012		200,000	219,478
Safeway,
Debs., 7.25%, 2031		100,000 c	116,867
			632,563

Foreign	.9%
Russian Federation,
Unsub. Notes, 12.75%, 2028		130,000	218,969
United Mexican States,
Notes, Ser. A, 6.75%, 2034		305,000	311,862
			530,831

Industrial	.9%
John Deere Capital,
Notes, 7%, 2012		60,000	69,425
Oakmont Asset Trust,
Notes, 4.514%, 2008		155,000 b	156,076
R.R. Donnelley & Sons,
Notes, 4.95%, 2014		125,000	125,403
Waste Management,
Sr. Notes, 7%, 2028		125,000	144,532
			495,436

Insurance	1.3%
ACE Capital Trust II,
Capital Securities, 9.7%, 2030		80,000	107,591
Cincinnati Financial,
Notes, 6.125%, 2034		85,000 b	89,320
Nationwide Mutual Insurance,
Notes, 8.25%, 2031		190,000 b	243,129
Pacific Life,
Bonds, 6.6%, 2033		220,000 b	251,483
Prudential Financial,
Sr. Notes, 4.104%, 2006		45,000	45,401
			736,924

Oil & Gas	.5%
Apache,
Sr. Notes, 6.25%, 2012		100,000 c	111,932
ConocoPhillips,
Debs., 6.65%, 2018		150,000	174,420
			286,352

Paper Products	.2%
Westvaco,
Debs, 7.95%, 2031		70,000	89,802

Pipelines	.5%
Buckeye Partners,
Notes, 5.3%, 2014		145,000	149,142
Enbridge Energy Partners,
Sr. Notes, 6.3%, 2034		130,000	139,863
			289,005

Real Estate Investment Trusts	2.6%
Archstone-Smith Operating Trust,
Notes, 5.625%, 2014		80,000	83,982
Arden Realty,
Notes, 5.2%, 2011		140,000	141,929
Boston Properties,
Sr. Notes, 6.25%, 2013		140,000	153,338
Duke Realty,
Sr. Notes, 5.25%, 2010		300,000	311,008
EOP Operating,

Bonds, 7.875%, 2031		250,000		312,341
ERP Operating,
Notes, 5.25%, 2014		60,000		61,358
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014		200,000		198,140
Mack-Cali Realty,
Notes, 5.125%, 2015		70,000		70,397
Simon Property,
Notes, 5.625%, 2014		135,000		140,939
				1,473,432

Residential Mortgage Pass-Through Ctfs.	2.0%
Bank of America Mortgage Securities,
Ser. 2004-F, Cl. 2A7, 4.17%, 2034		365,345	a	363,073
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5, 4.855%, 2035		285,000		284,993
Washington Mutual:
Ser. 2003-AR10, Cl. A6, 4.08%, 2033		125,000	a	124,933
Ser. 2004-AR7, Cl. A6, 3.95%, 2034		150,000	a	148,677
Ser. 2004-AR9, Cl. A7, 4.23%, 2034		195,000	a	195,118
				1,116,794

Retail	.1%
CVS,
Notes, 4%, 2009		60,000	c	59,611

State Government	.1%
State of Illinois,
Bonds, 5.1%, 2033		60,000		59,663

Telecommunications	4.8%
Deutsche Telekom International Finance,
Notes, 8.5%, 2010		150,000	a	178,226
France Telecom,
Notes, 8.5%, 2011		90,000	a	107,531
SBC Communications:
Bonds, 6.45%, 2034		395,000		430,736
Notes, 5.625%, 2016		85,000		88,220
Sprint Capital,
Notes, 8.75%, 2032		325,000		441,520
Verizon Global Funding,
Notes, 7.75%, 2030		245,000		310,714
Verizon Wireless Capital:
Notes, 2.415%, 2005		1,000,000	a,b	999,904
Notes, 5.375%, 2006		170,000		175,371
				2,732,222

Tobacco	.5%
Altria,
Notes, 7%, 2013		275,000		301,118

Transportation	.1%
FedEx,
Notes, 3.5%, 2009		70,000		68,392

U.S. Government	13.0%
U.S. Treasury Bonds,
6.25%, 5/15/2030		1,235,000		1,525,892
U.S. Treasury Inflation Protected Securities,
3%, 7/15/2012		1,056,959	d	1,175,145
U.S. Treasury Notes:
1.875%, 1/31/2006		530,000	c	524,535
2.5%, 5/31/2006		1,155,000	c	1,146,654
3.875%, 5/15/2009		1,160,000	c	1,172,869
4.25%, 8/15/2013		1,888,000	c	1,911,749
				7,456,844

U.S. Government Agencies	1.2%
Federal Farm Credit Bank,
Bonds, 2.375%, 10/2/2006		400,000	393,592
Federal Home Loan Mortgage Corp.,
Notes, 5.125%, 7/15/2012		300,000	315,897
			709,489

U.S. Government Agencies/Mortgage-Backed	37.0%
Federal Home Loan Mortgage Corp.:
4%, 10/1/2009		97,171	97,262
4.5%, 10/1/2009		165,053	166,291
5%, 6/1/2033		443,463	444,017
6%, 6/1/2012-2/1/2014		61,031	63,910
6.5%, 3/1/2011-9/1/2029		116,612	122,564
7%, 3/1/2012		36,357	38,459
7.5%, 12/1/2025-1/1/2031		75,588	81,355
8%, 10/1/2019-10/1/2030		40,997	44,331
8.5%, 7/1/2030		3,791	4,130
9%, 8/1/2030		4,883	5,390
Federal National Mortgage Association:
4%, 5/1/2010		283,464	282,135
4.5%, 6/1/2010-8/1/2018		1,035,402	1,036,959
5%		775,000 e	773,303
5%, 7/1/2011-9/1/2033		1,155,748	1,160,857
5.5%		5,850,000 e	5,989,327
5.5%, 12/1/2024-1/1/2034		1,802,147	1,841,720
6%,		4,095,000 e	4,240,357
6%, 9/1/2013-5/1/2033		873,124	905,975
6.5%,		100,000 e	104,656
7%, 7/1/2015-5/1/2031		75,270	79,751
7.5%, 3/1/2012-3/1/2031		90,533	96,543
8%, 5/1/2013-3/1/2031		45,717	49,376
Grantor Trust,
Ser. 2001-T11, Cl. B, 5.503%, 9/25/2011		210,000	224,243
Government National Mortgage Association I:
6%, 1/15/2029		72,894	75,924
6.5%, 9/15/2008-6/15/2029		130,260	137,386
7%, 8/15/2025-9/15/2031		131,467	139,912
7.5%, 12/15/2026-1/15/2031		36,961	39,719
8%, 1/15/2030-10/15/2030		38,776	42,109
8.5%, 4/15/2025-9/15/2030		15,794	17,275
9%, 10/15/2027		40,047	44,689
9.5%, 2/15/2025		12,292	13,859
Ser. 2003-64, Cl. A, 3.089%, 4/16/2024		215,932	214,205
Ser. 2004-9, Cl. A, 3.36%, 8/16/2022		259,110	254,004
Ser. 2004-23, Cl. B, 2.946%, 3/16/2019		250,000	242,291
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023		350,000	343,242
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019		293,548	285,463
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018		367,057	368,327
Ser. 2004-57, Cl. A, 3.022%, 1/16/2019		181,382	177,472
Ser. 2004-67, Cl. A, 3.648%, 9/16/2017		294,815	292,699
Ser. 2004-77, Cl. A, 3.402%, 3/16/2020		272,236	267,885
Ser. 2004-97, Cl. AB, 3.084%, 4/16/2022		259,240	252,364
Ser. 2005-09, Cl. A, 4.026%, 5/16/2022		125,000	124,810
Ser. 2005-12, Cl. A, 4.044%, 5/16/2021		100,000	100,000
			21,286,546

Utilities/Gas & Electric	2.9%
Alabama Power,
Sr. Notes, Ser. X, 3.125%, 2008		140,000	136,922
Arizona Public Service,
Sr. Notes, 6.5%, 2012		55,000 c	61,464
Consolidated Edison Company of New York,
Debs., Ser. 2002-B, 4.875%, 2013		200,000	204,194
Dominion Resources,
Notes, Ser. A, 3.66%, 2006		40,000	39,947
Duke Energy,

Sr. Notes, 5.625%, 2012		50,000	52,965
Niagara Mohawk Power,
First Mortgage Bonds, 7.75%, 2006		300,000	315,840
Ohio Power,
Sr. Notes, Ser. G, 6.6%, 2033		20,000	23,176
Pacific Gas & Electric,
First Mortgage Bonds, 6.05%, 2034		100,000	107,869
Peco Energy,
First Mortgage Bonds, 3.5%, 2008		135,000	133,806
Pepco,
Notes, 5.5%, 2007		285,000	295,797
Southern California Edison,
First Mortgage Bonds, 5%, 2014		70,000	71,626
Virginia Electric & Power,
Sr. Notes, Ser. A, 4.75%, 2013		215,000	216,729
			1,660,335

Total Bonds and Notes
(cost $ 59,157,807)			59,694,958

Short-Term Investments	17.5%

Agency Discount Notes	14.5%
Federal National Mortgage Association:
2.26%, 2/10/2005		3,985,000	3,982,748
2.25%, 2/15/2005		1,685,000	1,683,513
2.5%, 2/15/2005		2,655,000	2,652,646
			8,318,907

U.S. Treasury Bills:	3.0%
2%, 2/24/2005		425,000	424,460
1.87%, 3/17/2005		1,040,000	1,037,254
2.21%, 3/31/2005		250,000	249,073
			1,710,787

Total Short-Term Investments
(cost $ 10,029,995)			10,029,694

Investment of Cash Collateral for
Securities Loaned	8.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 5,076,686)		5,076,686 f	5,076,686

Total Investments (cost $74,264,488)		130.1%	74,801,338

Liabilities, Less Cash and Receivables		-30.1%	(17,307,857)

Net Assets		100.0%	57,493,481

a Variable rate security-interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid by the Board of Directors. At January 31, 2005, these securities amounted to $ 3,780,503 or 6.6% of net assets.
c All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is $ 4,925,337 and the total market value of the collateral held by the fund is $ 5,076,686.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Purchased on a forward commitment basis.
f Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Midcap Stock Fund

STATEMENT OF INVESTMENTS
January 31, 2005 (Unaudited)

Common Stocks--100.1%	Shares		Value ($)

Consumer Cyclical--15.3%
Abercrombie & Fitch, Cl. A	36,300		1,819,356
Aeropostale	43,100	a	1,197,749
Applebee's International	58,300		1,624,238
Autoliv	26,200		1,235,330
Bandag	27,500		1,331,000
Barnes & Noble	40,000	a	1,308,000
CDW	47,000		2,749,500
CEC Entertainment	32,400	a	1,268,136
Claire's Stores	64,750		1,335,792
Coach	23,450	a	1,315,545
Foot Locker	37,500		1,009,500
GTECH Holdings	83,700		1,956,906
Gentex	40,300	b	1,363,349
HNI	23,600		952,260
Harman International Industries	20,500		2,493,825
Harrah's Entertainment	25,650		1,622,106
Lear	16,350		882,900
Michaels Stores	61,600		1,894,200
NBTY	25,900	a	709,142
Pacific Sunwear of California	43,700	a	1,070,213
Polaris Industries	19,350		1,306,125
Tuesday Morning	40,200	a	1,154,946
V.F.	28,600		1,520,090
Whole Foods Market	30,500		2,727,310
			35,847,518

Consumer Staples--3.0%
Estee Lauder Cos., Cl. A	24,900		1,123,986
Fresh Del Monte Produce	44,150	b	1,409,709
SUPERVALU	22,300		704,903
Sensient Technologies	42,350		963,463
Smithfield Foods	41,500	a	1,256,205
Tyson Foods, Cl. A	98,000		1,682,660
			7,140,926

Energy Related--9.5%
Amerada Hess	7,950		688,868
Cal Dive International	38,100	a	1,664,970
Energen	25,250		1,480,660
Grant Prideco	55,300	a	1,083,880
Houston Exploration	28,200	a	1,528,722
Hydril	25,650	a	1,282,500
Newfield Exploration	23,950	a	1,465,740
Oceaneering International	29,900	a	1,139,489
Pogo Producing	34,500		1,467,285
Questar	56,250		2,857,500
Sunoco	16,150		1,412,963

Superior Energy Services	100,850	a	1,605,532
Tesoro	43,200	a	1,375,488
TETRA Technologies	33,000	a	920,700
Unit	29,800	a	1,088,892
Varco International	41,100	a	1,258,071
			22,321,260

Health Care--11.4%
Apria Healthcare Group	48,325	a	1,585,060
Bausch & Lomb	17,100		1,246,419
Beckman Coulter	32,400		2,170,800
Bradley Pharmaceuticals	37,800	a,b	543,942
Cephalon	26,000	a	1,279,200
Charles River Laboratories International	28,900	a	1,369,282
Coventry Health Care	45,900	a	2,611,710
Diagnostic Products	23,350		1,185,480
Haemonetics	32,700	a	1,271,049
Health Net	62,450	a	1,816,671
Invacare	21,450		998,283
Millipore	28,050	a	1,221,016
PacifiCare Health Systems	43,800	a	2,695,014
PerkinElmer	43,000		988,570
Thermo Electron	52,100	a	1,559,874
United Therapeutics	15,000	a	640,050
Varian Medical Systems	65,850	a	2,484,520
WellChoice	20,500	a	1,091,215
			26,758,155

Interest Sensitive--17.9%
Ameritrade Holding	92,400	a	1,194,732
Associated Banc-Corp	42,500		1,403,775
Astoria Financial	38,900		1,464,196
Bank of Hawaii	43,250		2,072,108
Bear Stearns Cos.	16,450		1,662,437
Catellus Development	42,400		1,137,168
CharterMac	29,800		699,704
Cincinnati Financial	32,750		1,444,930
Colonial BancGroup	81,700		1,648,706
Commerce Bancshares	31,285		1,503,870
Dime Bancorp (Warrants)	68,300	a	11,611
Doral Financial	33,300		1,440,225
Edwards (A.G.)	25,800		1,100,628
Everest Re Group	27,550		2,394,095
Fidelity National Financial	66,887		2,930,988
First American	56,800		2,100,464
General Growth Properties	31,100		988,047
Hibernia, Cl. A	61,900		1,629,208
Investors Financial Services	47,500		2,394,475
Jefferies Group	31,000		1,209,000
Lincoln National	33,600		1,550,304
New Century Financial	24,250	b	1,452,333
New York Community Bancorp	58,633		1,045,426
Northwest Bancorp	27,650		621,572
Phoenix Cos.	84,100		1,099,187
Providian Financial	115,200	a	1,921,536
Unitrin	30,700		1,314,881
Webster Financial	28,700		1,287,195
Weingarten Realty Investors	33,300		1,190,475
			41,913,276

Producer Goods & Services--16.2%
Albemarle	36,000		1,263,960
Baldor Electric	35,000		981,050
Bemis	53,300		1,545,700
Cabot	40,400		1,414,000
Cooper Industries, Cl. A	19,100		1,327,450
Crane	34,450		981,825
Energizer Holdings	37,200	a	2,105,892
Harsco	26,400		1,441,176
Hunt (J.B.) Transport Services	54,300		2,395,716
KB HOME	16,950		1,841,617
Lennar, Cl. A	55,250		3,119,968
Lubrizol	49,000		1,765,470
Lyondell Chemical	53,500		1,573,970
Nucor	23,600		1,325,376
Orbital Sciences	78,300	a	795,528
Overnite	33,100		1,022,128
Overseas Shipholding Group	32,200		1,797,082
Rockwell Automation	21,300		1,206,645
Ryland Group	36,500		2,367,755
Sherwin-Williams	23,650		1,021,680
Sigma-Aldrich	20,250		1,272,712
Stanley Works	32,800		1,559,968
Teledyne Technologies	32,600	a	980,282
Timken	52,200		1,344,672
W.W. Grainger	23,000		1,407,830
			37,859,452

Services--10.7%
Acxiom	68,700		1,585,596
Catalina Marketing	38,100		979,170
ChoicePoint	39,500	a	1,817,000
Cognizant Technology Solutions, Cl.A	41,000	a	1,553,900
Cox Radio, Cl. A	51,950	a	818,732
Equifax	39,300		1,112,190
FactSet Research Systems	35,300		1,885,020
Gemstar-TV Guide International	166,200	a	917,424
Getty Images	25,800	a	1,798,260
Hewitt Associates, Cl. A	53,300	a	1,593,670
ITT Educational Services	30,150	a	1,480,968
Manpower	40,700		1,980,055
Media General, Cl. A	22,800		1,458,516
NAVTEQ	15,400	a	589,666
Republic Services	73,200		2,413,404
Washington Post, Cl. B	3,300		3,017,850
			25,001,421

Technology--11.5%
Activision	95,950	a	2,168,470
Altera	42,450	a	815,040
Amphenol, Cl. A	45,700	a	1,797,381
Autodesk	44,000		1,292,280
Cabot Microelectronics	39,400	a	1,198,942
CheckFree	36,600	a	1,427,400
Citrix Systems	50,750	a	1,088,588
Cree	31,900	a,b	766,557
Harris	40,900		2,649,093
Integrated Circuit Systems	62,850	a	1,194,150
Lam Research	78,600	a	2,103,336
McAfee	84,400	a	2,181,740
Microchip Technology	38,100		992,505
Plantronics	31,600		1,175,836
SanDisk	41,700	a	1,029,990
Storage Technology	65,450	a	2,061,020
Tech Data	36,900	a	1,550,907
Zebra Technologies, Cl. A	28,950	a	1,474,424
			26,967,659

Utilities--4.6%
Alliant Energy	71,050		1,953,875
CenturyTel	46,300		1,509,380
Great Plains Energy	57,500		1,742,825
OGE Energy	53,800		1,406,870
SCANA	55,450		2,165,323
WPS Resources	38,450		1,964,795
			10,743,068

Total Common Stocks
(cost $190,395,125)			234,552,735

Investment of Cash Collateral
for Securities Loaned--2.0%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Money Market Fund
(cost $4,599,750)	4,599,750	c	4,599,750

Total Investments (cost $194,994,875)	102.1%		239,152,485

Liabilities, Less Cash and Receivables	(2.1%)		(4,735,544)

Net Assets	100.0%		234,416,941

a Non-income producing.
b All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is $4,484,890 and the total market value of the collateral held by the fund is $4,599,750
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

PREMIER MIDCAP STOCK
Industry Breakdown
1/31/2005

Industry	Percentage

Common Stock

Interest Sensitive	17.9%
Consumer Cyclical	16.2%
Producer Goods & Services	15.3%
Technology	11.5%
Health Care	11.4%
Energy Related	10.7%
Services	9.5%
Short-Term Investments & Other	4.6%
Utilities	3.0%
Consumer Staples	2.0%

Total %	102.1%

Dreyfus Premier Small Cap Value Fund

STATEMENT OF INVESTMENTS
January 31, 2005 (Unaudited)

Common Stocks--96.8%
	Shares		Value ($)
Consumer Cyclical--11.3%
Aeropostale	61,000	a	1,695,190
Arctic Cat	38,874		985,456
Aztar	32,800	a	1,057,144
Blue Nile	53,600	a,b	1,500,800
Bon-Ton Stores	40,500		637,065
Brown Shoe Co.	47,600		1,378,496
Charlotte Russe Holding	125,000	a	1,340,000
Claire's Stores	91,500	a	1,887,645
Group 1 Automotive	14,500	a	424,415
Helen Of Troy	28,500	a,b	910,860
K-Swiss	39,500		1,194,875
K2	88,700	a	1,247,122
Landry's Restaurants	75,000		2,115,000
Linens 'n Things	57,000	a	1,476,300
MSC Industrial Direct	41,800		1,447,116
Multimedia Games	80,000	a,b	704,800
NBTY	51,000	a	1,396,380
Oakley	89,500		1,148,285
Pacific Sunwear of California	58,000	a	1,420,420
Pep Boys - Manny, Moe & Jack	102,000		1,756,440
RARE Hospitality International	29,800	a	938,700
Ruby Tuesday	61,000		1,551,840
Russell	86,000		1,548,000
Sonic Automotive	30,000		700,800
Sports Authority	46,000	a	1,167,020
Stage Stores	28,300	a	1,118,699
Water Pik Technologies	65,000	a	1,235,000
			33,983,868

Consumer Staples--1.8%
Chiquita Brands International	85,100		1,953,045
Flowers Foods	32,000		976,320
Lance	48,000		831,840
Pilgrim's Pride	48,000		1,678,080
			5,439,285

Energy Related--9.4%
Atmos Energy	50,500		1,398,850
Cimarex Energy	23,200	a	841,000
Edge Petroleum	76,500	a	1,106,955
Energen	8,500		498,440
Forest Oil	58,700	a	1,977,603
Grant Prideco	70,000	a	1,372,000
Houston Exploration	45,600	a	2,471,976

Key Energy Services	71,000	a	881,110
Magnum Hunter Resources	76,500	a	1,140,615
National Fuel Gas	41,000		1,156,200
New Jersey Resources	39,000		1,710,150
Piedmont Natural Gas	76,000		1,765,480
Plains Exploration & Production	56,500	a	1,626,070
Pogo Producing	32,000		1,360,960
Remington Oil & Gas	34,100	a	997,425
Rowan Cos.	42,000	a	1,182,720
Southern Union	58,000	a	1,352,560
Superior Energy Services	59,500	a	947,240
Tesoro	46,000	a	1,464,640
Todco, Cl. A	42,000	a	861,840
Universal Compression Holdings	40,500	a	1,576,260
Whiting Petroleum	16,500	a	576,180
			28,266,274

Financial Services--4.1%
American Equity Investment Life Holding	201,000	b	2,112,510
AmericanWest Bancorporation	88,000	a	1,672,880
Arch Capital Group	55,500	a	2,038,515
Asset Acceptance Capital	90,000	a	1,843,200
Cash America International	17,600		503,360
Franklin Bank	118,000	a	2,083,880
Westcorp	47,800		2,178,246
			12,432,591

Health Care--3.5%
Accredo Health	44,500	a	1,325,210
Amedisys	50,200	a	1,511,020
Cell Genesys	112,000	a,b	784,000
IDEXX Laboratories	24,500	a	1,421,245
Kindred Healthcare	58,500	a	1,602,315
Medical Action Industries	73,000	a	1,349,040
Pediatrix Medical Group	13,200	a	881,628
Pharmacyclics	54,000	a	508,140
Radiation Therapy Services	69,000	a	1,244,070
			10,626,668

Interest Sensitive--24.5%
ASTA Funding	36,000		920,160
American Financial Reality Trust	30,000	b	451,500
American Home Mortgage Investment	18,500		618,455
AmerUs Group	36,000		1,604,520
Berkshire Hills Bancorp	31,000		1,095,850
Boykin Lodging	172,000	a	1,577,240
Brandywine Realty Trust	79,000		2,188,300
CapitalSource	45,400	a	1,071,894
Central Pacific Financial	49,600		1,820,320
Colonial Properties Trust	47,500		1,724,250
Columbia Banking System	58,100		1,368,255
Corus Bankshares	33,500		1,681,700
Delphi Financial Group, Cl. A	8,900		399,966
First Citizens BancShares, Cl. A	12,800		1,817,600
First Industrial Realty Trust	44,000		1,721,280
First Niagara Financial Group	123,000		1,678,950
Flagstar Bancorp	54,500		1,145,590

Fremont General	83,500		2,044,915
Glacier Bancorp	36,300		1,156,881
Gold Banc	76,000		1,098,200
Great American Financial Resources	66,000		1,067,220
HRPT Properties Trust	148,000		1,762,680
Hanmi Financial	51,500		1,829,795
Highland Hospitality	82,000		889,700
Impac Mortgage Holdings	83,200		1,900,288
Integra Bank	61,500		1,383,750
Irwin Financial	62,200		1,523,278
Jefferies Group	40,000		1,560,000
KNBT Bancorp	88,000		1,459,040
La Quinta	107,000	a	929,830
LandAmerica Financial Group	13,400		689,296
MAF Bancorp	23,000		1,015,680
MFA Mortgage Investments	89,000		744,040
MainSource Financial Group	66,505		1,474,416
Mercantile Bank	24,895		1,079,198
MeriStar Hospitality	284,000	a	2,192,480
Mid-State Bancshares	29,300		826,553
National Financial Partners	14,500		566,515
NewAlliance Bancshares	118,000		1,754,660
Odyssey Re Holdings	67,000	b	1,654,900
Ohio Casualty	84,500	a	1,942,655
Origen Financial	142,000		1,136,000
PMI Group	51,800		2,060,086
Phoenix Cos.	116,000		1,516,120
Platinum Underwriters Holdings	42,000		1,240,260
Provident Bankshares	30,500		1,008,635
Provident Financial Services	83,800		1,514,266
R&G Financial, Cl. B	49,500		1,825,065
Rewards Network	167,000	a	818,300
South Financial Group	60,000		1,832,400
State Financial Services	39,000		1,159,041
TierOne	45,500		1,153,425
Trizec Properties	48,500		858,935
Umpqua Holdings	54,500		1,323,260
WSFS Financial	17,500		1,000,475
			73,878,068

Producer Goods & Services--22.1%
AGCO	73,000	a	1,498,690
Agrium	91,500		1,476,810
Airgas	52,500		1,234,800
Albermarle	27,700		972,547
Anchor Glass Container	113,000	a	672,350
Arch Chemicals	50,700		1,396,278
Arch Coal	33,600		1,228,080
Avatar Holdings	15,500	a,b	744,620
Beazer Homes USA	14,600	b	2,168,100
Belden CDT	44,000	b	893,640
Briggs & Stratton	30,500		1,183,095
Building Materials Holding	12,000		443,160
CLARCOR	21,500		1,171,105
CNH Global	90,500		1,678,775
Calgon Carbon	35,000		322,000
Carlisle Cos.	24,700		1,557,829
Century Aluminum	50,000	a,b	1,246,000
Covenant Transport, Cl. A	59,600	a	1,236,402
Crown Holdings	114,000	a	1,537,860
Cummins	26,500		2,058,255
Cytec Industries	29,000		1,479,000
Dominion Homes	57,000	a	1,259,700
Eagle Materials	21,500		1,714,840
Engineered Support Systems	30,400		1,763,504
EnPro Industries	63,200	a	1,684,280
FMC	23,100	a	1,090,089
Flowserve	46,000	a	1,147,700
Georgia Gulf	23,200		1,186,448
Gibraltar Industries	65,000		1,576,250

Hercules	33,000	a	478,830
Hovnanian Enterprises, Cl. A	18,600	a	971,664
Hughes Supply	30,500		926,590
Hunt (J.B.) Transport Services	36,100		1,592,732
Jacuzzi Brands	149,000	a	1,504,900
Kadant	97,300	a	1,877,890
Moog, Cl. A	33,100	a	1,439,519
Mueller Industries	42,500		1,347,250
Orbital Sciences	115,000	a	1,168,400
Oregon Steel Mills	52,500	a	1,254,225
PolyOne	45,000	a	389,250
Quanex	20,000		1,054,400
Schulman (A.)	51,000		902,190
Sonoco Products	38,000		986,480
Spartech	52,500		1,219,050
Swift Transportation	76,000	a	1,694,800
Technitrol	65,500	a	1,161,970
Terra Industries	160,000	a,b	1,288,000
Timken	59,000		1,519,840
Tredegar	39,500		669,525
URS	39,000	a	1,100,190
USF	42,000		1,384,320
USG	43,500	a,b	1,396,350
WCI Communities	58,500	a	1,863,810
			66,814,382

Services--7.3%
ACE Cash Express	32,354	a	854,146
CIBER	65,000	a	547,300
Career Education	41,500	a	1,672,035
Century Business Services	246,000	a	1,072,560
Corillian	247,000	a	1,049,750
Cornell Cos.	96,500	a	1,465,835
Entravision Communications, Cl.A	118,000	a	944,000
Gray Television	85,000		1,229,100
Healthcare Services Group	93,000		1,813,500
Leap Wireless International	36,000	a	981,180
MAXIMUS	45,000	a	1,353,600
MPS Group	131,000	a	1,478,990
Perot Systems, Cl. A	112,000	a	1,652,000
Reader's Digest Association	87,000		1,402,440
Sykes Enterprises	59,000	a	422,440
Thomas Nelson	44,500		994,575
Volt Information Sciences	51,000	a	1,628,940
Watson Wyatt & Company Holdings	56,500		1,482,560
			22,044,951

Technology--9.4%
Amphenol, Cl. A	36,000	a	1,415,880
Applied Micro Circuits	296,000	a	979,760
aQuantive	149,000	a,b	1,381,230
AsiaInfo Holdings	143,000	a	726,440
Axcelis Technologies	165,000	a	1,232,550
Brocade Communications Systems	91,000	a	564,200
C-COR	160,000	a	1,275,200
Checkpoint Systems	33,500	a	521,260
Digital Insight	65,000	a	1,080,300
DoubleClick	67,000	a	546,720
eFunds	43,000	a	958,900
Electro Scientific Industries	39,000	a	689,130
Exar	75,500	a	1,084,935
Foundry Networks	92,500	a	950,900
Hypercom	180,000	a	991,800
Imation	34,700		1,196,803
Integrated Device Technology	102,000	a	1,197,480
Interwoven	103,000	a	938,330
Lionbridge Technologies	152,000	a	954,560
Maxtor	148,000	a	700,040

PalmOne	39,500	a,b	1,022,062
PalmSource	79,000	a,b	816,860
Premiere Global Services	188,000	a	1,848,040
RadiSys	37,500	a	654,375
Rudolph Technologies	29,000	a	456,750
Skyworks Solutions	112,000	a	850,080
Tier Technologies, Cl. B	93,000	a	772,830
TransAct Technologies	70,200	a	1,336,608
UTStarcom	75,000	a	1,232,250
			28,376,273

Utilities--3.3%
ALLETE	41,500		1,716,855
Alliant Energy	63,000		1,732,500
Black Hills	38,000		1,132,020
Calpine	190,000	a,b	632,700
Cleco	67,500		1,331,775
Great Plains Energy	44,800		1,357,888
NSTAR	35,500		1,997,940
			9,901,678
Total Common Stocks
(cost $274,900,254)			291,764,038

	Principal
Short-Term Investments--4.4%	Amount ($)		Value ($)

Repurchase Agreements;
Greenwich Capital Markets,
Tri-Party Repurchase Agreement, 2.40%
dated 1/31/2005 to be repurchased at
$13,550,903 on 2/1/2005, collateralized by
$13,585,000 of various Gov't securities,
value $13,822,612.
(cost $13,550,000)	13,550,000		13,550,000

Investment of Cash Collateral
for Securities Loaned--5.1%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Money Market Fund

	(cost $15,243,514)	15,243,514 c	15,243,514
Total Investments (cost $303,693,768)		106.2%	320,557,552
Liabilities, Less Cash and Receivables		(6.2%)	(18,865,637)
Net Assets		100.0%	301,691,915
a	Non-income producing.
b	All or a portion of these securities are on loan.	At January 31,2005, the total market value of the fund's
	securities on loan is $14,715,445 and the total market value of the collateral held by the fund is $15,243,514.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Premier Smallcap Value
Industry Breakdown
1/31/2005

Industry	Percentage

Interest Sensitive	24.5%
Producer Goods & Services	22.1%
Consumer Cyclical	11.3%
Short Term/Money Market Investments	9.5%
Energy Related	9.4%
Technology	9.4%
Other	9.2%
Services	7.3%
Health Care	3.5%

Total %	106.2%

DREYFUS PREMIER TAX MANAGED GROWTH FUND
STATEMENT OF INVESTMENTS (Unaudited)
January 31, 2005

Common Stocks-100.2%	Shares	Value($)

Banking-4.5%
Bank of America	81,896	3,797,518
Federal Home Loan Mortgage	10,000	652,900
Federal National Mortgage Association	57,000	3,681,060
SunTrust Banks	40,000	2,880,800
		11,012,278

Capital Goods-6.8%
Emerson Electric	55,000	3,698,200
General Electric	355,000	12,826,150
		16,524,350

Diversified Financial Services-9.8%
American Express	93,000	4,961,550
Citigroup	240,833	11,812,859
J.P. Morgan Chase & Co.	134,500	5,020,885
Merrill Lynch	37,000	2,222,590
		24,017,884

Energy-16.3%
BP, ADR	150,000	8,943,000
ChevronTexaco	178,000	9,683,200
ConocoPhillips	24,500	2,273,355
Exxon Mobil	368,112	18,994,579
		39,894,134

Food, Beverage & Tobacco-20.4%
Altria Group	308,000	19,659,640
Anheuser-Busch Cos.	87,000	4,278,660
Coca-Cola	250,000	10,372,500
Nestle, ADR	100,000	6,587,500
PepsiCo	166,000	8,914,200
		49,812,500

Hotel Restraurants & Leisure1.3%
McDonald's	100,000	3,239,000

Household & Personal Products-5.5%
Colgate-Palmolive	75,000	3,940,500
Estee Lauder Cos., Cl. A	30,000	1,354,200
Procter & Gamble	155,000	8,250,650
		13,545,350

Insurance-4.1%
American International Group	68,425		4,535,893
Berkshire Hathaway, Cl. A	60	[a]	5,394,000
			9,929,893

Media-5.5%
Fox Entertainment Group, Cl. A	25,000	[a]	841,250
McGraw-Hill Cos.	84,500		7,647,250
News, Cl. A	110,000		1,870,000
Time Warner	30,000	[a]	540,000
Viacom, Cl. B	70,000		2,613,800
			13,512,300

Pharmaceuticals & Biotechnology-11.5%
Abbott Laboratories	108,000		4,862,160
Johnson & Johnson	115,000		7,440,500
Lilly (Eli) & Co.	90,000		4,881,600
Merck & Co.	109,000		3,057,450
Pfizer	330,000		7,972,800
			28,214,510

Retailing-6.6%
Wal-Mart Stores	140,000		7,336,000
Walgreen	205,000		8,735,050
			16,071,050

Semiconductors & Semiconductor Equipment-4.0%
Intel	433,000		9,720,850

Software & Services-2.7%
Microsoft	250,000		6,570,000

Transportation-1.2%
United Parcel Service, Cl. B	40,000		2,987,200

Total Common Stocks
(cost $213,519,119)			245,051,299

Total Investments (cost $213,519,119)	100.2%		245,051,299

Liabilities , Less Cash and Receivables (Net)	(.2%)		(465,139)

Net Assets	100.0%		244,586,160

a Non-income producing
b Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus U.S. Treasury Reserves Fund
Statement of Investments
January 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills- 48.9%	Purchase (%)	Amount ($)	Value ($)

2/3/2005	2.01	10,000,000	9,998,889
2/10/2005	2.10	5,000,000	4,997,381
2/24/2005	2.13	5,000,000	4,993,241
3/3/2005	2.01	10,000,000	9,983,333
3/10/2005	2.20	5,000,000	4,988,772
3/17/2005	2.17	10,000,000	9,973,661
3/24/2005	2.20	20,000,000	19,938,102
4/7/2005	2.24	5,000,000	4,979,958
4/14/2005	2.28	5,000,000	4,977,400
5/5/2005	2.47	5,000,000	4,968,290
5/19/2005	2.38	5,000,000	4,964,965
Total U.S. Treasury Bills
(cost $84,763,992)			84,763,992

U.S. Treasury Notes- 5.8%

1.63%, 3/31/2005	2.20	5,000,000	4,995,145
1.63%, 4/30/2005	2.38	5,000,000	4,990,001
Total U.S. Treasury Notes
(cost $9,985,146)			9,985,146

Repurchase Agreements- 48.3%

Goldman Sachs & Co.
dated 1/31/2005, due 2/1/2005 in the amount
of $43,608,659 (fully collateralized by
$132,862,000 U.S. Treasury Strip Principal Notes
1%, due 11/15/2027, value $44,478,212)	2.34	43,605,825	43,605,825
Greenwich Capital Markets, Inc.
dated 1/31/2005, due 2/1/2005 in the amount
of $40,002,667 (fully collateralized by
$40,090,000 U.S. Treasury Notes
4.25%, due 11/15/2014, value $40,803,204)	2.40	40,000,000	40,000,000
Total Repurchase Agreements
(cost $83,605,825)			83,605,825

Total Investments (cost $178,354,963)		103.0%	178,354,963
Liabilities, Less Cash and Receivables		(3.0%)	(5,138,911)
Net Assets		100.0%	173,216,052

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)